     As filed with the Securities and Exchange Commission on July 6, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

           Simon D. Collier, President & Principal Executive Officer
                              Two Portland Square
                             Portland, Maine 04101
                                 207-553-7110

                      Date of fiscal year end: October 31

       Date of reporting period: November 1, 2006 through April 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

[LOGO] DOVER
THE CORPORATE
RESPONSIBILITY FUNDS

SEMI-ANNUAL REPORT
(UNAUDITED)

APRIL 30, 2007

Dover Responsibility Fund

                                    [GRAPHIC]

                               TABLE OF CONTENTS


                    A Message to Our Shareholders......  1

                    Performance Chart and Analysis.....  4

                    Schedule of Investments............  5

                    Statement of Assets and Liabilities  7

                    Statement of Operations............  8

                    Statements of Changes in Net Assets  9

                    Financial Highlights............... 10

                    Notes to Financial Statements...... 12

                    Additional Information............. 16

DOVER RESPONSIBILITY FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2007
--------------------------------------------------------------------------------


Dear Fellow Shareholders:

Our focus on investing in responsible and philanthropic companies in the United States continues to lead us to invest in corporations with high cash flows, strong balance sheets, and meaningful corporate philanthropy. This approach has served us well since the Dover Responsibility Fund's (the "Fund") inception on May 5, 2005. As of April 30, 2007, the six month total return for Fund's Institutional shares was 8.33%. For the same six month period, the total return for the Fund's A shares was 8.31%. These compare with the benchmark return from the S&P 500 Index (the "Index") of 8.60%. Performance has been positive for the six-month period since the annual report published last fall.

On balance, companies with relatively high free cash flows and meaningful corporate philanthropy tend to have larger market capitalizations, more stable business models and lower debt-to-equity ratios than the broader S&P 500 peer group. As of April 30, 2007, the Fund had a dividend yield slightly above that of the Index and a price-to-earnings multiple in-line with that of the Index.

Since the beginning of the Fund's fiscal year on November 1, 2006, nine stocks were removed from the portfolio because they no longer met our criteria for inclusion in the Fund. These nine stocks were: Comcast Corporation, Biomet, Inc., Consolidated Edison, Inc., The McGraw-Hill Companies, Inc., Northrup Grumman Corporation, Novell, Inc., The New York Times Company, Parametric Technology Corporation and Valero Energy Corporation. The funds raised by selling these stocks, as well as new money flowing into the Fund, were invested across the existing portfolio of companies in a way to maintain the Fund's relatively balanced sector exposures.

During the six-month period beginning November 1, 2006, the five best performing stocks in the Fund were Constellation Energy Group, Schering-Plough Corporation, Tyson Foods, Inc., Cummins Inc., and Temple-Inland Inc. Each of these stocks represents a different economic sector of the U.S. equity market.

The five worst performing stocks in the Fund during the first six-months of the current fiscal year were Circuit City Stores, Inc., Office Depot Inc., Starbucks Corp., Amgen Inc. and Symantec Corp. Three of these five stocks are in the consumer discretionary sector of the U.S. equity market - that is the sector that showed the weakest performance during the past six months as concerns about the sustainability of robust consumer spending mounted. By design, the Fund is well diversified across the ten sectors of the U.S. equity market, so the drag on performance emanating from the weak consumer discretionary sector was not too great.

MEDIUM-TERM INVESTMENT OUTLOOK

Looking back over the past several decades, it is possible to discern distinct periods of high and low returns from U.S. equities. Several factors come into play in determining whether the investment climate is friendly or hostile. Inflation trends clearly matter, as do interest rates. But perhaps the most important factor is the direction of profit margins and the resulting growth in corporate earnings.

In recent years, inflation has been low and relatively stable. Long-term interest rates have also been low and quite stable. And profit margins have gone straight up. As a result, U.S. equity returns during the past 3-to-4 years have been well above their 7.2% 50-year average annual return (Bloomberg).

DOVER RESPONSIBILITY FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2007
--------------------------------------------------------------------------------


Gazing out into the future, we doubt the Federal Reserve will allow consumer price inflation to move very far above its current 2.5-to-3.0% range. And if that turns out to be the right call, long-term interest rates are unlikely to move much above their current levels. But unfortunately for equity investors, it appears that profit margins have started to turn down in the United States.

The profit share of national income in the U.S. - a broad measure of corporate profit margins - declined in the fourth quarter of 2006. The weakening in profit margins was presaged by a slowdown in debt growth in the non-financial sector of the U.S. economy that began in the spring of 2006. Borrowing boomed and the U.S. financial sector grew dramatically during the past decade. And during this period of pervasive credit expansion, profit margins in the broad U.S. economy became highly correlated with debt growth.

But debt growth peaked at 9.4% in the first quarter of 2006 and has since slowed sharply. We believe profit margins peaked in the third quarter of 2006. If we are right, and profit margins in the U.S. did in fact peak last summer, this would mark a very important change in the investment climate. Here's why.

During the past 50 years there have been seven, peak-to-peak, "profit margin cycles." The "up phase" of the cycle - that is when the profit share of national income is rising - has lasted, on average, 15.6 quarters, or almost four years. So the most recent "up phase," at 20 quarters, would be about a year longer than "average." And during the seven periods of expanding profit margins, S&P 500 average annual returns were 14.7%.

The "down phase" of the profit-margin cycle has averaged 13.3 quarters, or roughly three-and-one-half years. And the average annual returns of the S&P 500 during these seven periods have been just 2.0%. So clearly, as equity investors, we want profit margins to be rising. But unfortunately, we appear to have entered a period of falling margins. So while average temperatures around the planet are moving higher, equity returns - at least in the United States - are likely to be cooling off.

We continue to believe our investment discipline of focusing on companies with high-quality balance sheets, strong corporate governance procedures, and significant corporate philanthropy will serve the Fund particularly well in 2007. We sincerely appreciate and thank you for your support. And, as always, we would warmly welcome any questions you may have.

Sincerely,

 /s/ Douglas R. Cliggott                /s/ Niladri Mukherjee
 Douglas R. Cliggott                    Niladri Mukherjee
 Chief Investment Officer               Portfolio Manager

DOVER RESPONSIBILITY FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2007
--------------------------------------------------------------------------------


The Dover Responsibility Fund is a non-diversified fund meaning it may invest more of its assets in the securities of a single issuer and therefore may be more exposed to developments affecting the risks associated with an individual issuer. In addition, the Fund will invest greater than 25 percent of its assets in industries in which the S&P 500 Index is concentrated which means that if the Fund's portfolio is over-weighted in a certain industry, any negative development affecting that industry will have a greater impact on the Fund. The S&P 500 Index is a broad based unmanaged index representing the performance of 500 widely held common stocks. One cannot invest directly in an index. Price to earnings multiple (ratio) is the value of a company's stock price relative to company earnings.

The views in this report were those of Fund management as of April 30, 2007 and may not reflect their views on the date this report is first published or anytime thereafter. The views are intended to assist shareholders in understanding their investments in the Fund and do not constitute investment advice.

DOVER RESPONSIBILITY FUND
PERFORMANCE CHART AND ANALYSIS
APRIL 30, 2007
--------------------------------------------------------------------------------

The graph and table reflect the change in value of a hypothetical $10,000 investment in the Dover Responsibility Fund, including reinvestment of dividends and distributions, compared with a broad-based securities market index, since inception. The S&P 500 Index (the "Index") is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment.

PAST PERFORMANCE IS NOT PREDICTIVE OF, NOR A GUARANTEE OF FUTURE RESULTS. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AS STATED IN THE CURRENT PROSPECTUS, THE FUND'S ANNUAL OPERATING EXPENSE RATIO (GROSS) FOR THE PREVIOUS FISCAL YEAR FOR INSTITUTIONAL AND A SHARES WERE 8.17% AND 12.39%, RESPECTIVELY. HOWEVER, THE FUND'S ADVISER HAS AGREED TO CONTRACTUALLY WAIVE A PORTION OF ITS FEES AND/OR REIMBURSE EXPENSES SUCH THAT TOTAL OPERATING EXPENSES DO NOT EXCEED 0.75% FOR INSTITUTIONAL AND A SHARES WHICH WILL REMAIN IN EFFECT UNTIL MARCH 1, 2008. SHARES REDEEMED OR EXCHANGED WITHIN 90 DAYS OF PURCHASE WILL BE CHARGED A 1.00% REDEMPTION FEE, SUBJECT TO LIMITED EXCEPTIONS, WHICH ARE MORE FULLY DESCRIBED IN THE FUND'S PROSPECTUS. DURING THE PERIOD, CERTAIN FEES WERE WAIVED AND/OR EXPENSES REIMBURSED; OTHERWISE, RETURNS WOULD HAVE BEEN LOWER. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE CURRENT PERFORMANCE MAY DIFFER FROM THAT DEPICTED BELOW. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION, PLEASE CALL (888) 368-3755.

Total Return as of 04/30/07                            1 Year Since Inception 05/05/05
---------------------------                            ------ ------------------------
Dover Responsibility Fund - Institutional Shares       15.48%          13.21%
S&P 500 Index                                          15.24%          14.64%

Total Return as of 04/30/07                            1 Year Since Inception 06/06/05
---------------------------                            ------ ------------------------
Dover Responsibility Fund - A Shares (w/sales charge)* 10.29%           9.90%
S&P 500 Index                                          15.24%          13.98%


                                    [CHART]

                Dover Responsibility Fund
                   Institutional Shares          S&P 500 Index
                   --------------------          -------------
  5/5/2005               $10,000                    $10,000
 5/31/2005                10,120                     10,177
 6/30/2005                10,060                     10,191
 7/31/2005                10,380                     10,570
 8/31/2005                10,270                     10,474
 9/30/2005                10,290                     10,559
10/31/2005                10,150                     10,383
11/30/2005                10,490                     10,775
12/31/2005                10,498                     10,779
 1/31/2006                10,719                     11,065
 2/28/2006                10,809                     11,095
 3/31/2006                10,889                     11,233
 4/30/2006                11,079                     11,384
 5/31/2006                10,769                     11,056
 6/30/2006                10,779                     11,071
 7/31/2006                10,879                     11,139
 8/31/2006                11,170                     11,404
 9/30/2006                11,491                     11,698
10/31/2006                11,811                     12,079
11/30/2006                11,982                     12,309
12/31/2006                12,184                     12,482
 1/31/2007                12,384                     12,670
 2/28/2007                12,163                     12,423
 3/31/2007                12,321                     12,562
 4/30/2007                12,795                     13,118
                                     [CHART]

                         Dover Responsibility Fund
                                  A Shares                 S&P 500 Index
                         -------------------------         -------------
  6/6/2005                      $ 9,550                       $10,000
 6/30/2005                        9,456                         9,960
 7/31/2005                        9,747                        10,330
 8/31/2005                        9,635                        10,236
 9/30/2005                        9,644                        10,319
10/31/2005                        9,503                        10,147
11/30/2005                        9,823                        10,531
12/31/2005                        9,823                        10,534
 1/31/2006                       10,020                        10,813
 2/28/2006                       10,105                        10,843
 3/31/2006                       10,180                        10,978
 4/30/2006                       10,358                        11,125
 5/31/2006                       10,067                        10,805
 6/30/2006                       10,076                        10,820
 7/31/2006                       10,170                        10,886
 8/31/2006                       10,443                        11,145
 9/30/2006                       10,744                        11,433
10/31/2006                       11,045                        11,805
11/30/2006                       11,204                        12,030
12/31/2006                       11,389                        12,198
 1/31/2007                       11,577                        12,383
 2/28/2007                       11,369                        12,141
 3/31/2007                       11,518                        12,276
 4/30/2007                       11,962                        12,820


* Performance for Class A Shares reflects the deduction of the maximum 4.50% front-end sales charge.

DOVER RESPONSIBILITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2007
--------------------------------------------------------------------------------

                                 SECURITY
            SHARES              DESCRIPTION                VALUE
            ------ ------------------------------------- ----------
            COMMON STOCK - 97.6%

            CONSUMER DISCRETIONARY - 11.8%
            1,714  Circuit City Stores, Inc.             $   29,909
            1,159  Clear Channel Communications, Inc.        41,063
              927  Darden Restaurants, Inc.                  38,452
            1,091  Federated Department Stores, Inc.         47,917
            1,231  Hasbro, Inc.                              38,912
              521  JC Penney Co, Inc.                        41,206
              871  Marriott International, Inc., Class A     39,378
            1,564  Mattel, Inc.                              44,261
              583  Meredith Corp.                            33,767
              877  Nike, Inc., Class B                       47,235
            1,025  Office Depot, Inc. (a)                    34,461
            1,668  Staples, Inc.                             41,366
            1,351  Starbucks Corp. (a)                       41,908
              997  Target Corp.                              59,192
              918  Tiffany & Co.                             43,780
            3,613  Time Warner, Inc.                         74,536
            1,182  Tribune Co.                               38,770
            2,032  Walt Disney Co.                           71,079
              408  Whirlpool Corp.                           43,260
                                                         ----------
                                                            850,452
                                                         ----------

            CONSUMER STAPLES - 10.9%
            1,050  Anheuser-Busch Cos., Inc.                 51,650
            1,192  Avon Products, Inc.                       47,442
            1,734  Coca-Cola Enterprises, Inc.               38,044
              835  Costco Wholesale Corp.                    44,731
            1,434  CVS Caremark Corp.                        51,968
              758  General Mills, Inc.                       45,404
              777  Kellogg Co.                               41,111
            1,372  PepsiCo, Inc.                             90,675
            2,168  Procter & Gamble Co.                     139,424
            1,162  Safeway, Inc.                             42,181
            1,697  The Kroger Co.                            50,078
            2,032  Tyson Foods, Inc., Class A                42,591
            1,983  Wal-Mart Stores, Inc.                     95,025
                                                         ----------
                                                            780,324
                                                         ----------

            ENERGY - 8.9%
            1,613  Chevron Corp.                            125,475
            1,377  ConocoPhillips                            95,495
            3,531  Exxon Mobil Corp.                        280,291
            1,665  Halliburton Co.                           52,897
              368  Kinder Morgan, Inc.                       39,214
            1,599  Spectra Energy Corp.                      41,734
                                                         ----------
                                                            635,106
                                                         ----------

            FINANCIALS - 17.0%
            3,196  Bank of America Corp.                    162,676
            3,379  Citigroup, Inc.                          181,182
            1,395  Commerce Bancorp, Inc.                    46,649
            1,386  Fifth Third Bancorp                       56,258

                                 SECURITY
              SHARES            DESCRIPTION               VALUE
              ------ ---------------------------------- ----------
                426  Goldman Sachs Group, Inc.          $   93,128
              1,989  Huntington Bancshares, Inc.            44,116
                479  Legg Mason, Inc.                       47,512
              1,214  Mellon Financial Corp.                 52,117
                810  Northern Trust Corp.                   50,990
                741  PNC Financial Services Group, Inc.     54,908
              1,569  Regions Financial Corp.                55,056
              1,921  Sovereign Bancorp, Inc.                46,623
                787  State Street Corp.                     54,201
              1,043  T Rowe Price Group, Inc.               51,816
              1,204  The Travelers Cos., Inc.               65,136
              1,765  Wachovia Corp.                         98,028
              1,462  Washington Mutual, Inc.                61,375
                                                        ----------
                                                         1,221,771
                                                        ----------

              HEALTH CARE - 16.0%
              1,369  Abbott Laboratories                    77,513
                980  Aetna, Inc.                            45,942
              1,031  Amgen, Inc. (a)                        66,128
                949  Baxter International, Inc.             53,742
              2,101  Bristol-Myers Squibb Co.               60,635
                626  Cardinal Health, Inc.                  43,789
                416  CR Bard, Inc.                          34,582
              1,076  Eli Lilly & Co.                        63,624
                587  Genzyme Corp. (a)                      38,337
                881  Hospira, Inc. (a)                      35,724
                633  Humana, Inc. (a)                       40,031
              1,972  Johnson & Johnson                     126,642
              1,162  Medtronic, Inc.                        61,504
              4,932  Pfizer, Inc.                          130,501
              1,956  Schering-Plough Corp.                  62,064
                881  St. Jude Medical, Inc. (a)             37,698
                832  Thermo Fisher Scientific, Inc. (a)     43,314
                707  WellPoint, Inc. (a)                    55,832
              1,284  Wyeth                                  71,262
                                                        ----------
                                                         1,148,864
                                                        ----------

              INDUSTRIALS - 9.3%
                533  Avery Dennison Corp.                   33,153
                802  Boeing Co.                             74,586
                871  Caterpillar, Inc.                      63,252
                574  Cummins, Inc.                          52,900
              1,167  Emerson Electric Co.                   54,837
              6,341  General Electric Co.                  233,729
                644  Rockwell Automation, Inc.              38,344
                577  Rockwell Collins, Inc.                 37,892
                420  Textron, Inc.                          42,701
                468  WW Grainger, Inc.                      38,666
                                                        ----------
                                                           670,060
                                                        ----------
              INFORMATION TECHNOLOGY - 10.8%
              1,143  Adobe Systems, Inc. (a)                47,503
              2,591  Applied Materials, Inc.                49,799
              4,462  Cisco Systems, Inc. (a)               119,314

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2007
--------------------------------------------------------------------------------

                                 SECURITY
              SHARES            DESCRIPTION              VALUE
              ------ --------------------------------- ----------
              2,379  Corning, Inc. (a)                 $   56,430
              1,127  IBM                                  115,191
              4,601  Intel Corp.                           98,921
              5,627  Microsoft Corp.                      168,472
              4,036  Oracle Corp. (a)                      75,877
              2,360  Symantec Corp. (a)                    41,536
                                                       ----------
                                                          773,043
                                                       ----------
              MATERIALS - 3.9%
              1,483  Alcoa, Inc.                           52,632
              1,297  Dow Chemical Co.                      57,859
                849  Ecolab, Inc.                          36,499
                879  Monsanto Co.                          51,852
                975  Newmont Mining Corp.                  40,657
                720  Temple-Inland, Inc.                   42,653
                                                       ----------
                                                          282,152
                                                       ----------
              TELECOMMUNICATION SERVICES - 3.5%
              4,194  AT&T, Inc.                           162,392
              2,403  Verizon Communications, Inc.          91,746
                                                       ----------
                                                          254,138
                                                       ----------
              UTILITIES - 5.5%
                752  American Electric Power Co., Inc.     37,766
                423  Constellation Energy Group, Inc.      37,698
              1,893  Duke Energy Corp.                     38,844
                368  Entergy Corp.                         41,636
                752  Exelon Corp.                          56,708
                546  Nicor, Inc.                           27,977
                694  PG&E Corp.                            35,116
                518  Pinnacle West Capital Corp.           25,014
                630  Progress Energy, Inc.                 31,847
                555  Sempra Energy                         35,231
              1,231  Xcel Energy, Inc.                     29,655
                                                       ----------
                                                          397,492
                                                       ----------
              Total Common Stock (Cost $6,415,973)      7,013,402
                                                       ----------

                                  SECURITY
              PRINCIPAL          DESCRIPTION             VALUE
              --------- ------------------------------ ----------
              SHORT-TERM INVESTMENT - 1.9%

              MONEY MARKET DEPOSIT ACCOUNT - 1.9%
              $138,369  Citibank Money Market Deposit
                        Account, 4.92% (Cost $138,369) $  138,369
                                                       ----------
              Total Investments - 99.5%
                        (Cost $6,554,342)               7,151,771
              Other Assets & Liabilities, Net - 0.5%       36,401
                                                       ----------
              NET ASSETS - 100.0%                      $7,188,172
                                                       ==========

------------------
(a)Non-income producing security.

                     PORTFOLIO HOLDINGS
                     % OF NET ASSETS
                     Consumer Discretionary           11.8%
                     Consumer Staples                 10.9%
                     Energy                            8.9%
                     Financials                       17.0%
                     Health Care                      16.0%
                     Industrials                       9.3%
                     Information Technology           10.8%
                     Materials                         3.9%
                     Telecommunication Services        3.5%
                     Utilities                         5.5%
                     Short-Term Investments and
                      Net Other Assets & Liabilities   2.4%
                                                     ------
                                                     100.0%
                                                     ======

------------------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation              $638,965
              Gross Unrealized Depreciation               (41,536)
                                                         --------
              Net Unrealized Appreciation (Depreciation) $597,429
                                                         ========

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007
--------------------------------------------------------------------------------

ASSETS
    Total investments, at value (Cost $6,554,342)                                          $7,151,771
    Receivables:
       Interest and dividends                                                                   9,012
       From Adviser                                                                            78,341
    Prepaid expenses                                                                           16,200
                                                                                           ----------
Total Assets                                                                                7,255,324
                                                                                           ----------

LIABILITIES
    Accrued Liabilities:
       Trustees' fees and expenses                                                                  7
       Compliance services fees                                                                 3,757
       Other expenses                                                                          63,388
                                                                                           ----------
Total Liabilities                                                                              67,152
                                                                                           ----------

NET ASSETS                                                                                 $7,188,172
                                                                                           ==========

COMPONENTS OF NET ASSETS
    Paid-in capital                                                                        $6,547,824
    Accumulated undistributed (distributions in excess of) net investment income               23,664
    Net realized gain (loss)                                                                   19,255
    Net unrealized appreciation (depreciation) of investments                                 597,429
                                                                                           ----------

NET ASSETS                                                                                 $7,188,172
                                                                                           ==========

SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
    Institutional Shares                                                                      466,681
    A Shares                                                                                  125,500

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    Institutional Shares (based on net assets of $5,668,611)                               $    12.15
                                                                                           ----------
    A Shares (based on net assets of $1,519,561)                                           $    12.11
                                                                                           ----------
    A Shares Maximum Public Offering Price Per Share (net asset value per share / 95.50%)  $    12.68
                                                                                           ----------


See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend income                                                      $  47,208
    Interest income                                                          4,276
                                                                         ---------
Total Investment Income                                                     51,484
                                                                         ---------

EXPENSES
    Investment adviser fees                                                 21,688
    Administrator fees                                                      20,163
    Transfer agency fees
       Institutional Shares                                                 14,299
       A Shares                                                             13,954
    Distribution fees
       A Shares                                                              1,460
    Custodian fees                                                           7,696
    Accountant fees                                                         23,793
    Registration fees                                                       15,056
    Professional fees                                                       27,536
    Trustees' fees and expenses                                                115
    Reporting fees                                                          10,087
    Compliance services fees                                                13,545
    Miscellaneous expenses                                                   5,927
                                                                         ---------
Total Expenses                                                             175,319
    Fees waived or reimbursed                                             (157,043)
                                                                         ---------
Net Expenses                                                                18,276
                                                                         ---------

NET INVESTMENT INCOME (LOSS)                                                33,208
                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                 22,961
    Net change in unrealized appreciation (depreciation) on investments    316,981
                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     339,942
                                                                         ---------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $ 373,150
                                                                         =========

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD   FOR THE YEAR
                                                                                     ENDED           ENDED
                                                                                 APRIL 30, 2007 OCTOBER 31, 2006
                                                                                 -------------- ----------------
OPERATIONS
   Net investment income (loss)                                                    $   33,208      $   37,104
   Net realized gain (loss) on investments                                             22,961         133,570
   Net change in unrealized appreciation (depreciation) of investments                316,981         291,702
                                                                                   ----------      ----------
Increase (Decrease) in Net Assets from Operations                                     373,150         462,376
                                                                                   ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Institutional Shares                                                            (32,521)         (6,978)
      A Shares                                                                        (10,343)              -
   Net realized gain on investments
      Institutional Shares                                                           (101,705)              -
      A Shares                                                                        (31,155)              -
                                                                                   ----------      ----------
Total distributions to shareholders                                                  (175,724)         (6,978)
                                                                                   ----------      ----------

CAPITAL SHARE TRANSACTIONS
   Sale of shares
      Institutional Shares                                                          2,684,017       1,449,848
      A Shares                                                                        600,394         176,021
   Reinvestment of distributions
      Institutional Shares                                                            132,888           6,978
      A Shares                                                                         41,498               -
   Redemption of shares
      Institutional Shares                                                                (15)       (423,641)
      A Shares                                                                           (864)         (1,224)
                                                                                   ----------      ----------
Increase (Decrease) from Capital Share Transactions                                 3,457,918       1,207,982
                                                                                   ----------      ----------
Increase (Decrease) in Net Assets                                                   3,655,344       1,663,380
                                                                                   ----------      ----------

NET ASSETS
   Beginning of Period                                                              3,532,828       1,869,448
                                                                                   ----------      ----------
   End of Period (a)                                                               $7,188,172      $3,532,828
                                                                                   ==========      ==========

SHARE TRANSACTIONS
   Sale of shares
      Institutional Shares                                                            225,499         136,204
      A Shares                                                                         51,701          16,230
   Reinvestment of distributions
      Institutional Shares                                                             11,433             666
      A Shares                                                                          3,581               -
   Redemption of shares
      Institutional Shares                                                                 (1)        (37,309)
      A Shares                                                                            (75)           (112)
                                                                                   ----------      ----------
Increase (Decrease) in Shares                                                         292,138         115,679
                                                                                   ==========      ==========
------------------
(a) Accumulated undistributed (distributions in excess of) net investment income   $   23,664      $   33,320
                                                                                   ----------      ----------

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                                              MAY 5, 2005 (a)
                                            SIX MONTHS ENDED   YEAR ENDED,        THROUGH
                                             APRIL 30, 2007  OCTOBER 31, 2006 OCTOBER 31, 2005
                                            ---------------- ---------------- ----------------
INSTITUTIONAL SHARES

NET ASSET VALUE, BEGINNING OF YEAR               $11.78           $10.15           $10.00
                                                 ------           ------           ------

INVESTMENT OPERATIONS
Net investment income (loss) (b)                   0.08             0.13             0.04
Net realized and unrealized gain (loss)            0.87             1.53             0.11(c)
                                                 ------           ------           ------
Total from Investment Operations                   0.95             1.66             0.15
                                                 ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                             (0.14)           (0.03)               -
Net realized investment gains                     (0.44)               -                -
                                                 ------           ------           ------
Total Distributions to Shareholders               (0.58)           (0.03)               -
                                                 ------           ------           ------

REDEMPTION FEES (B)                                   -                -                -
                                                 ------           ------           ------

NET ASSET VALUE, END OF YEAR                     $12.15           $11.78           $10.15
                                                 ======           ======           ======

TOTAL RETURN                                       8.33%(d)        16.37%            1.50%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)      $5,669           $2,707           $1,321
Ratios to Average Net Assets:
    Net investment income (loss)                   1.35%(f)         1.15%            0.74%(f)
    Net expenses                                   0.75%(f)         0.90%            1.25%(f)
    Gross expenses (g)                             6.57%(f)         8.17%           23.94%(f)

PORTFOLIO TURNOVER RATE                               4%(d)           63%              18%(d)

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                                              JUNE 6, 2005 (a)
                                            SIX MONTHS ENDED   YEAR ENDED,        THROUGH
                                             APRIL 30, 2007  OCTOBER 31, 2006 OCTOBER 31, 2005
                                            ---------------- ---------------- ----------------
A SHARES

NET ASSET VALUE, BEGINNING OF YEAR               $11.75           $10.11           $10.16
                                                 ------           ------           ------

INVESTMENT OPERATIONS
Net investment income (loss) (b)                   0.08             0.11                -(h)
Net realized and unrealized gain (loss)            0.86             1.53            (0.05)
                                                 ------           ------           ------
Total from Investment Operations                   0.94             1.64            (0.05)
                                                 ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                             (0.14)               -                -
Net realized investment gains                     (0.44)               -                -
                                                 ------           ------           ------
Total Distributions to Shareholders               (0.58)               -                -
                                                 ------           ------           ------

REDEMPTION FEES (B)                                   -                -                -(h)
                                                 ------           ------           ------

NET ASSET VALUE, END OF YEAR                     $12.11           $11.75           $10.11
                                                 ======           ======           ======

TOTAL RETURN (E)                                   8.31%(d)        16.22%           (0.49)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)      $1,519           $  826           $  548
Ratios to Average Net Assets:
    Net investment income (loss)                   1.40%(f)         1.02%            0.12%(f)
    Net expenses                                   0.75%(f)         1.04%            1.75%(f)
    Gross expenses (g)                             9.19%(f)        12.39%           34.67%(f)

PORTFOLIO TURNOVER RATE                               4%(d)           63%              18%(d)

------------------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
(d)Not annualized.
(e)Total return excludes the effect of the applicable sales load.
(f)Annualized.
(g)Reflects the expense ratio excluding any waivers, expenses paid indirectly, and/or reimbursements.
(h)Less than $0.01 per share.

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

The Dover Responsibility Fund (the "Fund"), is a non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-seven investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and A Shares. Institutional Shares commenced operations on May 5, 2005, and A Shares commenced operations on June 6, 2005. The Fund seeks long-term capital appreciation.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles, generally accepted in the United States of America ("generally accepted accounting principles"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities are valued at the last sale or official closing price, as provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Any short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles.

DOVER RESPONSIBILITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007
--------------------------------------------------------------------------------

These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

INCOME AND EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in an equitable manner.

The Fund's class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.

REDEMPTION FEES - A shareholder who redeemed or exchanged shares within 90 days of purchase would have incurred a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee was charged for the benefit of the remaining shareholders and would have been paid to the Fund to help offset transaction costs. The fee was accounted for as an addition to paid-in capital. The Fund reserved the right to modify the terms at any time. There were limited exceptions to the imposition of the redemption fee. Effective January 19, 2007, the Fund no longer imposes a redemption fee on redemptions of Fund shares and the Fund no longer imposes an exchange fee on exchanges of Fund shares.

NEW ACCOUNTING PRONOUNCEMENTS - In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FAS 109 ("FIN 48") which is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years no later than June 30, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management of the Fund does not anticipate any material impact to the Fund as the result of the adoption of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of SFAS 157, and has not at this time determined the impact, if any, resulting from the adoption on the Fund's financial statements.

NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Dover Corporate Responsibility Management, LLC, (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.89% of the Fund's average daily net assets.

DOVER RESPONSIBILITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007
--------------------------------------------------------------------------------


DISTRIBUTION - Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The Fund has adopted a distribution plan for A shares of the Fund in accordance with Rule 12b-1 of the 1940 Act. The Fund pays the Distributor and any other entity as authorized by the Board a fee of 0.25% of the average daily net assets of A shares.

For the period ended April 30, 2007, the Distributor did not retain any commissions from the front-end sales charges assessed on the sale of A Shares. The Distributor did not retain any commissions from the contingent deferred sales charges assessed on A Shares purchased without an initial sales charge and redeemed less than one year after they are purchased.

OTHER SERVICES - Citigroup Fund Services, LLC ("Citigroup") provides administration, portfolio accounting and transfer agency services to the Fund. Certain employees of Citigroup are also officers of the Trust.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer and Anti-Money Laundering Officer as well as certain additional compliance support functions to the Fund. FCS has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust. The Principal Executive Officer is an affiliate of the Distributor due to his ownership in the Distributor.

NOTE 4. WAIVER OF FEES

During the period the Adviser has contractually agreed to waive its fee and reimburse Fund expenses through March 1, 2008 to the extent that the total annual fund operating expenses of Institutional Shares and A Shares exceed 0.75%. Other service providers have voluntarily agreed to waive a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the period ended April 30, 2007, fees waived and expenses reimbursed were as follows:

                        FEES WAIVED
                       AND EXPENSES             TOTAL
                       REIMBURSED BY         FEES WAIVED
                        INVESTMENT    OTHER  AND EXPENSES
                          ADVISER    WAIVERS  REIMBURSED
                       ------------- ------- ------------
                         $156,337     $706     $157,043

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, were $3,373,581 and $201,372, respectively, for the period ended April 30, 2007.

DOVER RESPONSIBILITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007
--------------------------------------------------------------------------------


NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of October 31 2006, distributable earnings (accumulated loss) on a tax basis were as follows:

                Undistributed Ordinary Income          $109,483
                Unrealized Appreciation (Depreciation)  276,742
                Capital and Other Losses                 56,697
                                                       --------
                Total                                  $442,922
                                                       ========

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

NOTE 7. OTHER INFORMATION

On April 30, 2007, two shareholders held approximately 68% of the outstanding shares of the Institutional Shares. One of these shareholders is an omnibus account, which is held on behalf of several individual shareholders. On the same date, one shareholder held approximately 93% of the outstanding shares of the A Shares. The shareholder of the A Shares is an omnibus account, which is held on behalf of several individual shareholders.

DOVER RESPONSIBILITY FUND
ADDITIONAL INFORMATION
APRIL 30, 2007
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENT APPROVAL - At the April 20, 2007 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the "Advisory Agreement"). In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Adviser and the Administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability of the Adviser with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

The Board received presentations from a senior representative of the Adviser and discussed the Adviser's personnel, operations and financial condition. The Board considered the scope and quality of services provided by the Adviser under the Advisory Agreement. The Board considered the quality of the investment research capabilities of the Adviser and other resources dedicated to performing services for the Fund. The quality of administrative and other services also were considered as well as any lapses in performance or compliance matters.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Board reviewed the Adviser's balance sheet as of December 31, 2006 and concluded that the Adviser is financially able to provide investment advisory services to the Fund.

The Board then considered information provided by the Adviser regarding its costs of services and profitability with respect to the Fund. The Board considered the Adviser's resources devoted to the Fund as well as an assessment of costs and profitability provided by the Adviser. The Board concluded that the level of the Adviser's profits attributable to management of the Fund was not excessive in light of the services provided by the Adviser on behalf of the Fund.

The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and total expenses of similar mutual funds. The Board noted that the Adviser's contractual advisory fee rate was lower than the mean and median advisory fee for its Lipper Inc. peer group and its total expense ratio approximated the mean and median expense ratios for its Lipper Inc. peer group. The Board also recognized that it was difficult to compare advisory fees and expense ratios because of variations between the services provided by the Adviser and those included in the advisory fees paid by other funds. The Board concluded that the Adviser's advisory fee charged to the Fund was reasonable.

The Adviser also discussed its approach to managing the Fund as well as the Fund's performance. The Board considered the Fund's performance, noting that the Fund outperformed its index for the 6- and 9-month

DOVER RESPONSIBILITY FUND
ADDITIONAL INFORMATION
APRIL 30, 2007
--------------------------------------------------------------------------------

periods and the 1-year period and noted that the Adviser has to increase the amount of assets under management. The Board noted that the Fund's long-term performance would be taken into consideration in its evaluation of the overall arrangements between the Fund and the Adviser.

The Board then considered whether the Fund would benefit from any economies of scale, noting that as assets under management continue to grow, the economies of scale of the Adviser should drive down costs. The Board also noted that growth in Fund assets should enable the Adviser to increase its investment in the business.

The Board noted the Adviser's representations that it does not receive other benefits from its relationship with the Fund. Based on the foregoing, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

Prior to voting, the Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the continuance of the Advisory Agreement. Based upon its review, the Board concluded that the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and other such matters as the Board considered relevant in the exercise of its reasonable judgment.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 368-3755 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, 2006 is available, without charge and upon request, by calling (888) 368-3755 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption and exchange fees; and
(2) ongoing costs, including management fees; distribution and/or 12b-1 fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

DOVER RESPONSIBILITY FUND
ADDITIONAL INFORMATION
APRIL 30, 2007
--------------------------------------------------------------------------------


The following example is based on $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            BEGINNING         ENDING
                          ACCOUNT VALUE   ACCOUNT VALUE  EXPENSES PAID    ANNUALIZED
                         NOVEMBER 1, 2006 APRIL 30, 2007 DURING PERIOD* EXPENSE RATIO*
                         ---------------- -------------- -------------- --------------
INSTITUTIONAL SHARES
    Actual Return           $1,000.00       $1,083.26        $3.87           0.75%
    Hypothetical Return     $1,000.00       $1,021.08        $3.76           0.75%

A SHARES
    Actual Return           $1,000.00       $1,083.07        $3.87           0.75%
    Hypothetical Return     $1,000.00       $1,021.08        $3.76           0.75%

------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.75% as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

                           Dover Responsibility Fund

                                 P.O. BOX 446
                              PORTLAND, ME 04112
                                1-888-DOVER-55
                               (1-888-368-3755)
                               WWW.DOVERLLC.COM

                              INVESTMENT ADVISER
                Dover Corporate Responsibility Management, LLC
                             140 Greenwich Avenue
                              Greenwich, CT 06830

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                                 P.O. Box 446
                              Portland, ME 04112

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                              Portland, ME 04101
                               www.foresides.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

[LOGO] FLAG INVESTORS

                     EXPERIENCE. COMMITMENT. OPPORTUNITY.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                            EQUITY OPPORTUNITY FUND

                            INCOME OPPORTUNITY FUND

                  CLASS A SHARES & INSTITUTIONAL CLASS SHARES

                                APRIL 30, 2007

--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------


                    A Message to Our Shareholders         1

                    Schedules of Investments              4

                    Statements of Assets and Liabilities  8

                    Statements of Operations              9

                    Statements of Changes in Net Assets  10

                    Financial Highlights                 12

                    Notes to Financial Statements        14

                    Additional Information               18

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------


ABOUT YOUR FUND
   We are pleased to welcome you as shareholders of the Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (individually a "Fund" and collectively the "Funds"). As manager of these new Funds you should know that we at Alex. Brown Investment Management ("ABIM") have been investment advisors for more than 30 years and today we manage approximately $8 billion for individuals, endowments, foundations, retirement plans and mutual funds.

   The Equity Opportunity Fund is an equity fund which we expect to be 80% to 100% invested in equity securities under normal circumstances. Additionally, we expect portfolio turnover to be quite low as compared to most equity funds which is consistent with our investment approach and our long term view of stock ownership. The Fund's primary goal is to achieve long-term growth of capital. One way that we intend to measure success against this goal is by comparing the Fund's investment returns to the Standard & Poor's 500 Index over time./1/

   The Income Opportunity Fund invests primarily in intermediate term fixed income securities (80% minimum) with at least 50% of those securities in the five highest credit rating categories (AAA, AA, A, BBB & BB) or deemed to be of comparable quality by ABIM. The Fund's primary goal is to provide a high level of current income, and, secondarily, total return. One way that we intend to measure success against this goal is by comparing the Fund's investment returns to 5- and 10-year U.S. Treasury notes over time.

   The pie charts below indicate the asset mix of each Fund as of April 30, 2007 and let you see what we have done since the Funds' inception on November 30, 2006.


                                    [CHART]                                            [CHART]

FLAG INVESTORS - EQUITY OPPORTUNITY FUND                     FLAG INVESTORS - INCOME OPPORTUNITY FUND

Common Stock             99%                       Fixed Income             85%
Cash                      1%                       Other Investments        15%

as a % of market value 4/30/07
                                                   as a % of market value 4/30/07

-----------------
1 The Standard & Poor's 500 Index is a market value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.
2 Includes 14.3% investment in non-convertible preferred stock.

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------


   It should also be noted that with the offering of both an equity and fixed income fund, most any asset structure from nearly 100% equity to nearly 100% fixed income to anywhere in-between can be achieved with these two funds.

   Since the Funds' inception, we have worked hard to find investments which satisfy our return expectations so that we could have fully invested portfolios by the time of this Semi-Annual Report covering the period from the Funds' inception. We think shareholders may also be interested to know that, as portfolio manager of the Funds, I am and intend to remain a significant shareholder of these Funds. Others at ABIM are shareholders as well. Or, as Warren Buffett, the Chairman of Berkshire Hathaway, has often said, "We intend to eat our own cooking."

   In spite of the somewhat challenging investment environment, shareholders should know that the Funds are off to a good start and that we expect to provide a more detailed assessment of the Funds' investments and performance in the Annual Report to shareholders (10/31/07).

LONG-TERM PERSPECTIVE

   Shareholders should understand that we approach the investment process on a long-term basis. While daily events will regularly grab the headlines, our primary focus is on capturing good value for each investment dollar and allowing sufficient time, typically one to three years, for that value to be more fully realized in the marketplace. Since the valuation accorded common stocks and some bonds is often driven more by emotions of the day rather than by fundamentals, we expect to be particularly active in evaluating securities that for one reason or another may have fallen out of favor with investors or have simply been overlooked but have the potential for above average long-term returns.

   History has quite clearly shown that in the life of almost every common stock, there have been numerous opportunities to acquire a company's shares at a meaningful discount to the real intrinsic value of the business. For those having a reasonable degree of patience and a willingness to do their homework, the market is constantly offering good investment opportunities.

   Shareholders should also know that we view ourselves as partners with company managements in this process of creating value and we expect to judge them by their actions and not their words. We, as either a shareholder or bondholder or possibly both, expect to carefully monitor each company's success in producing satisfactory returns on the assets and the capital they have been entrusted with. We also intend to hold ourselves equally accountable to you, our shareholders, and you can expect us to report candidly to you about our successes or failures in investing your money.

   We encourage you to share our long-term approach with your investments. In an industry that seems all too occupied with short-term results, we believe a long-term perspective will work to our mutual advantage in recognizing and creating value for you. As the power of compounding is clearly a good way to build value over the long term, we also encourage those shareholders whose investment objectives support such a strategy and who are not doing so otherwise, to consider reinvesting their fund distributions in the purchase of additional fund shares.

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------


   Again, welcome to the Flag Investors Equity Opportunity and Income Opportunity Funds. We are excited about the opportunity (no pun intended) to play an important role in helping your money grow.

Respectfully submitted,

/s/
Hobart C. Buppert, II
Portfolio Manager

THE VIEWS IN THIS REPORT WERE THOSE OF FUND MANAGEMENT AS OF APRIL 30, 2007 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

THE FUNDS MAY INVEST IN SECURITIES OF FOREIGN ISSUERS. INVESTMENTS IN SUCH SECURITIES ENTAIL CERTAIN RISKS NOT ASSOCIATED WITH INVESTMENTS IN DOMESTIC SECURITIES, SUCH AS VOLATILITY OF CURRENCY EXCHANGE RATES, AND IN SOME CASES, POLITICAL AND ECONOMIC INSTABILITY AND RELATIVELY ILLIQUID MARKETS.

THE INCOME OPPORTUNITY FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE RISK THAT DEBT SECURITIES IN THE FUND'S PORTFOLIO WILL DECLINE IN VALUE BECAUSE OF INCREASES IN MARKET INTEREST RATES. IN ADDITION, THE INCOME OPPORTUNITY FUND INVESTS IN HIGH YIELD, LOWER RATED BONDS, WHICH INVOLVE A GREATER DEGREE OF RISK THAN INVESTMENT GRADE BONDS IN RETURN FOR HIGHER YIELD POTENTIAL. AS SUCH, SECURITIES RATED BELOW INVESTMENT GRADE GENERALLY ENTAIL GREATER CREDIT, MARKET, ISSUER, AND LIQUIDITY RISK THAN INVESTMENT GRADE SECURITIES.

--------------------------------------------------------------------------------

FLAG INVESTORS EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2007

--------------------------------------------------------------------------------

                                  SECURITY
             SHARES              DESCRIPTION                VALUE
             ------ -------------------------------------- --------
             COMMON STOCK -- 94.3%
             CONSUMER DISCRETIONARY -- 13.6%
             1,050  American Eagle Outfitters, Inc.        $ 30,943
             2,000  AutoNation, Inc.(a)                      40,880
             1,400  Carmax, Inc.(a)                          34,888
             2,000  Clear Channel Communications, Inc.       70,860
             2,250  Comcast Corp.(a)                         59,985
             1,100  Idearc, Inc.                             38,225
             1,500  Lowe's Cos., Inc.                        45,840
               700  RH Donnelley Corp.(a)                    54,663
             1,300  TJX Cos., Inc.                           36,257
                                                           --------
                                                            412,541
                                                           --------

             CONSUMER STAPLES -- 2.2%
               700  Costco Wholesale Corp.                   37,499
               600  Wal-Mart Stores, Inc.                    28,752
                                                           --------
                                                             66,251
                                                           --------

             ENERGY -- 1.1%
               619  Kinder Morgan Management, LLC(a)         32,922
                                                           --------

             FINANCIALS -- 27.0%
             2,500  AmeriCredit Corp.(a)                     63,075
                20  Berkshire Hathaway, Inc. -- Class B(a)   72,560
             1,500  Capital One Financial Corp.             111,390
             1,100  Citigroup, Inc.                          58,982
             3,400  Countrywide Financial Corp.             126,072
             2,350  First Marblehead Corp.                   85,187
             1,500  Freddie Mac                              97,170
               400  Prudential Financial, Inc.               38,000
             1,700  SLM Corp.                                91,511
             2,000  Wells Fargo & Co.                        71,780
                                                           --------
                                                            815,727
                                                           --------

             HEALTH CARE -- 19.7%
             1,700  Coventry Health Care, Inc.(a)            98,311
               400  Johnson & Johnson                        25,688
             1,100  Laboratory Corp of America Holdings(a)   86,834
             2,600  Omnicare, Inc.                           86,242

                                  SECURITY
             SHARES              DESCRIPTION               VALUE
            --------- ---------------------------------- ----------
            HEALTH CARE, CONTINUED
                900   Pfizer, Inc.                       $   23,814
              2,200   UnitedHealth Group, Inc.              116,732
              2,000   WellPoint, Inc.(a)                    157,940
                                                         ----------
                                                            595,561
                                                         ----------

            INDUSTRIALS -- 14.6%
              1,200   American Standard Cos., Inc.           66,072
              1,200   Burlington Northern Santa Fe Corp.    105,048
              2,600   Canadian National Railway Co.         130,624
              1,600   Tyco International, Ltd.               52,208
              1,300   United Technologies Corp.              87,269
                                                         ----------
                                                            441,221
                                                         ----------

            INFORMATION TECHNOLOGY -- 7.2%
              1,075   Checkfree Corp.(a)                     36,185
              1,400   Hewlett-Packard Co.                    58,996
              1,100   Mastercard, Inc. -- Class A           122,848
                                                         ----------
                                                            218,029
                                                         ----------

            TELECOMMUNICATION SERVICES -- 8.9%
              2,600   America Movil SAB de CV               136,578
                900   NII Holdings, Inc. -- Class B(a)       69,075
              1,500   SBA Communications Corp.(a)            44,130
              1,000   Sprint Nextel Corp.                    20,030
                                                         ----------
                                                            269,813
                                                         ----------
            Total Common Stock
             (Cost $2,713,856)                            2,852,065
                                                         ----------

            PRINCIPAL
            ---------
            SHORT-TERM INVESTMENT -- 1.2%
            MONEY MARKET DEPOSIT ACCOUNT -- 1.2%
            $37,590   Citibank Money Market Deposit
                       Account, 4.92% (Cost $37,590)         37,590
                                                         ----------
            Total Investments -- 95.5%
             (Cost $2,751,446)*                          $2,889,655
            Other Assets & Liabilities, Net -- 4.5%         134,350
                                                         ----------
            NET ASSETS -- 100.0%                         $3,024,005
                                                         ==========

-----------------
(a)Non-income producing security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLAG INVESTORS EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2007

--------------------------------------------------------------------------------

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation              $197,231
              Gross Unrealized Depreciation               (59,022)
                                                         --------
              Net Unrealized Appreciation (Depreciation) $138,209
                                                         ========

PORTFOLIO HOLDINGS
% OF NET ASSETS
                                          [CHART]

Consumer Discretionary                                          13.6%
Consumer Staples                                                 2.2%
Energy                                                           1.1%
Financials                                                      27.0%
Health Care                                                     19.7%
Industrials                                                     14.6%
Information Technology                                           7.2%
Telecommunication Services                                       8.9%
Short-Term Investments and Net Other Assets & Liabilities        5.7%

See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLAG INVESTORS INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2007

--------------------------------------------------------------------------------


                           SECURITY
            PRINCIPAL     DESCRIPTION       RATE   MATURITY  VALUE
            --------- -------------------- ------  -------- --------
            CORPORATE BONDS -- 66.6%
            CONSUMER DISCRETIONARY -- 27.7%
             55,000   American Real
                       Estate(b)            7.125% 02/15/13 $ 54,450
             50,000   AutoNation, Inc.      7.000  04/15/14   50,500
             50,000   Blyth, Inc.           5.500  11/01/13   44,000
             25,000   Clear Channel
                       Communications,
                       Inc.                 5.500  09/15/14   22,200
             50,000   MGM Mirage, Inc.      6.625  07/15/15   48,750
             50,000   RH Donnelley Corp.    6.875  01/15/13   49,815
             50,000   Sinclair
                       Broadcasting
                       Group                6.000  09/15/12   49,563
                                                            --------
                                                             319,278
                                                            --------

            HEATH CARE -- 8.7%
             50,000   Elan Financial
                       plc.(a)              9.360  11/15/11   51,000
             50,000   Laboratory Corp. of
                       America              5.500  02/01/13   48,949
                                                            --------
                                                              99,949
                                                            --------
            FINANCIALS -- 13.4%
             50,000   GMAC LLC              6.875  08/28/12   50,020
             55,000   Leucadia National
                       Corp.(b)             7.125   3/15/17   55,000
             50,000   Realogy Corp.(b)     10.500  04/15/14   50,188
                                                            --------
                                                             155,208
                                                            --------

            INDUSTRIALS -- 4.3%
             50,000   Park-Ohio
                       Industries, Inc.     8.375  11/15/14   49,750
                                                            --------

            INFORMATION TECHNOLOGY -- 12.5%
            100,000   Anixter
                       International, Inc.  5.950  03/01/15   94,500
             50,000   Seagate Technology
                       HDD Holdings         6.800  10/01/16   49,812
                                                            --------
                                                             144,312
                                                            --------
            Total Corporate Bonds
             (Cost $760,895)                                 768,497
                                                            --------

            PRINCIPAL/      SECURITY
              SHARES       DESCRIPTION      RATE MATURITY   VALUE
            ---------- -------------------- ---- -------- ----------
            NON-CONVERTIBLE PREFERRED STOCK -- 14.1%
            FINANCIALS -- 14.1%
             6,700     American Home Mortgage
                        PFD Series B
                        (Cost $148,748)                   $  162,475
                                                          ----------

            COMMON STOCK -- 15.2%
            ENERGY -- 2.8%
             1,100     Magellan Midstream
                        Holdings, LP                          32,175
                                                          ----------

            CONSUMER DISCRETIONARY -- 3.0%
               975     Clear Channel
                        Communications,
                        Inc.                                  34,544
                                                          ----------

            FINANCIALS -- 9.4%
             1,000     American Home
                        Mortgage Corp.                        24,780
               500     Bank of America
                        Corp.                                 25,450
               400     Citigroup, Inc.                        21,448
             6,000     Fieldstone
                        Investment Corp.                      22,380
               400     The First Marblehead
                        Corp.                                 14,500
                                                          ----------
                                                             108,558
                                                          ----------
            Total Common Stock
             (Cost $167,091)                                 175,277
                                                          ----------

            SHORT-TERM INVESTMENT -- 2.6%
            MONEY MARKET DEPOSIT ACCOUNT -- 2.6%
            30,332     Citibank Money Market
                        Deposit Account, 4.92%
                        (Cost $30,332)                        30,332
                                                          ----------
            Total Investments -- 98.5%
             (Cost $1,107,066)*                           $1,136,581
            Other Assets & Liabilities, Net -- 1.5%           17,655
                                                          ----------
            NET ASSETS -- 100.0%                          $1,154,236
                                                          ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLAG INVESTORS INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2007

--------------------------------------------------------------------------------


-----------------
(a)Variable Rate Security.

(b)Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $ 159,638 or 13.8 % of net assets.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation              $36,037
              Gross Unrealized Depreciation               (6,522)
                                                         -------
              Net Unrealized Appreciation (Depreciation) $29,515
                                                         =======

PORTFOLIO HOLDINGS
% OF NET ASSETS
                                          [CHART]

Common Stock                                     15.2%
Corporate Bonds                                  66.6%
Preferred Stock                                  14.1%
Short-Term Investments and Other Net Assets       4.1%

See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2007

--------------------------------------------------------------------------------

                                                                       FLAG INVESTORS   FLAG INVESTORS
                                                                           EQUITY           INCOME
                                                                      OPPORTUNITY FUND OPPORTUNITY FUND
                                                                      ---------------- ----------------
ASSETS
   Investments
    Investments, at cost                                                 $2,751,446       $1,107,066
    Net unrealized appreciation (depreciation)                              138,209           29,515
                                                                         ----------       ----------
Total investments, at value                                               2,889,655        1,136,581
   Receivables:
    Shares sold                                                              83,371               --
    Interest and dividends                                                      685           11,545
    Investment securities sold                                               48,642              889
    Expense reimbursement from adviser                                        8,576               --
   Deferred offering costs                                                   34,000           32,538
   Prepaid compliance services fees                                           2,726              943
   Prepaid expenses                                                           2,277            2,346
                                                                         ----------       ----------
Total Assets                                                              3,069,932        1,184,842
                                                                         ----------       ----------
LIABILITIES
   Payables:
    Securities purchased                                                     25,117               --
   Accrued Liabilities:
    Investment advisor fees                                                      --            9,413
    Trustees' fees and expenses                                                  13                5
    Distribution fees                                                            37               21
    Other expenses                                                           20,760           21,167
                                                                         ----------       ----------
Total Liabilities                                                            45,927           30,606
                                                                         ----------       ----------
NET ASSETS                                                               $3,024,005       $1,154,236
                                                                         ==========       ==========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                       $2,888,099       $1,114,438
   Undistributed (distributions in excess of) net investment income          (2,626)          10,134
   Accumulated net realized gain (loss)                                         323              149
   Unrealized appreciation (depreciation) on investments                    138,209           29,515
                                                                         ----------       ----------
NET ASSETS                                                               $3,024,005       $1,154,236
                                                                         ==========       ==========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
 SHARE
   A Shares:
    Net assets                                                           $  264,356       $  103,936
    Shares outstanding                                                       25,175           10,040
    Net asset value per share                                            $    10.50       $    10.35
    Maximum offering price per share                                     $    11.02       $    10.76
   Institutional Shares:
    Net assets                                                           $2,759,649       $1,050,300
    Shares outstanding                                                      262,628          101,284
    Net asset value per share                                            $    10.51       $    10.37

See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FROM NOVEMBER 30, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2007

--------------------------------------------------------------------------------

                                                                          FLAG INVESTORS   FLAG INVESTORS
                                                                              EQUITY           INCOME
                                                                         OPPORTUNITY FUND OPPORTUNITY FUND
                                                                         ---------------- ----------------
INVESTMENT INCOME
   Dividend income (Net of foreign taxes withholding of $130 and $35,
    respectively)                                                            $  8,523         $  6,375
   Interest income                                                              4,823           21,955
                                                                             --------         --------
Total Investment Income                                                        13,346           28,330
                                                                             --------         --------
EXPENSES
   Investment advisor fees                                                      9,712            2,606
   Administrator fees                                                          12,252            4,754
   Distribution fees
    A Shares                                                                       82               66
   Transfer agent fees
    A Shares                                                                      160              122
    Institutional Shares                                                          491              792
   Custodian fees                                                               1,499            2,170
   Registration fees                                                              448              308
   Professional fees                                                            8,795           13,566
   Trustees' fees and expenses                                                     57               22
   Reporting expenses                                                           2,622            1,011
   Compliance services fees                                                     4,480            2,810
   Offering cost                                                               12,198           13,585
   Miscellaneous expenses                                                       2,066            4,713
                                                                             --------         --------
Total Expenses                                                                 54,862           46,525
   Fees waived or reimbursed                                                  (42,208)         (42,767)
                                                                             --------         --------
Net Expenses                                                                   12,654            3,758
                                                                             --------         --------
NET INVESTMENT INCOME (LOSS)                                                      692           24,572
                                                                             --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                        323              149
   Net change in unrealized appreciation (depreciation) on investments        138,209           29,515
                                                                             --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        138,532           29,664
                                                                             --------         --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  $139,224         $ 54,236
                                                                             ========         ========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FROM NOVEMBER 30, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2007

--------------------------------------------------------------------------------

                                                                            FLAG INVESTORS   FLAG INVESTORS
                                                                                EQUITY           INCOME
                                                                           OPPORTUNITY FUND OPPORTUNITY FUND
                                                                           ---------------- ----------------
OPERATIONS
  Net investment income (loss)                                                $      692       $   24,572
  Net realized gain (loss) on investments                                            323              149
  Net change in unrealized appreciation (depreciation) on investments            138,209           29,515
                                                                              ----------       ----------
Increase (Decrease) in Net Assets from Operations                                139,224           54,236
                                                                              ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
   A Shares                                                                           --             (913)
   Institutional Shares                                                           (3,318)         (13,525)
                                                                              ----------       ----------
Total Distributions To Shareholders                                               (3,318)         (14,438)
                                                                              ----------       ----------
CAPITAL SHARE TRANSACTIONS
  Sale of Shares
   A Shares                                                                      260,959          100,010
   Institutional Shares                                                        2,623,842        1,000,010
  Reinvestment of distributions:
   A Shares                                                                           --              913
   Institutional Shares                                                            3,318           13,525
  Redemption of shares:
   A Shares                                                                          (10)             (10)
   Institutional Shares                                                              (10)             (10)
                                                                              ----------       ----------
Increase (Decrease) From Capital Transactions                                  2,888,099        1,114,438
                                                                              ----------       ----------
Increase (Decrease) in Net Assets                                              3,024,005        1,154,236
                                                                              ----------       ----------
NET ASSETS
  Beginning of period                                                                 --               --
  End of period (a)                                                           $3,024,005       $1,154,236
                                                                              ==========       ==========
 (a) Accumulated undistributed (distributions in excess of) net investment
     income                                                                   $   (2,626)      $   10,134
                                                                              ==========       ==========
SHARE TRANSACTIONS
  Sale of shares:
   A Shares                                                                       25,176            9,952
   Institutional Shares                                                          262,304           99,951
  Reinvestment of distributions:
   A Shares                                                                           --               89
   Institutional Shares                                                              325            1,334
  Redemption of shares:
   Investor Shares                                                                    (1)              (1)
   A Shares                                                                           (1)              (1)
                                                                              ----------       ----------
Increase (Decrease) in Shares                                                    287,803          111,324
                                                                              ==========       ==========

See Notes to Financial Statements.

                (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding of each Fund throughout each period.

                                                       SELECTED DATA FOR A SINGLE SHARE
                             -------------------------------------------------------------------------------------
                                                     NET
                                                   REALIZED                        DISTRIBUTIONS             NET
                             NET ASSET    NET        AND       TOTAL    ----------------------------------  ASSET
                               VALUE   INVESTMENT UNREALIZED    FROM     FROM NET  FROM NET      TOTAL      VALUE
                             BEGINNING   INCOME      GAIN    INVESTMENT INVESTMENT REALIZED  DISTRIBUTIONS  END OF
                             OF PERIOD (LOSS) (B)   (LOSS)   OPERATIONS   INCOME    GAINS   TO SHAREHOLDERS PERIOD
                             --------- ---------- ---------- ---------- ---------- -------- --------------- ------
------------------------------------------------------------------------------------------------------------------
FLAG INVESTORS--EQUITY OPPORTUNITY FUND

A SHARES
January 24, 2007 (e) through
 April 30, 2007               $10.41     (0.01)      0.10(f)    0.09         --       --            --      $10.50

INSTITUTIONAL SHARES
November 30, 2006 (e)
 through April 30, 2007        10.00        --(h)    0.52       0.52      (0.01)      --         (0.01)      10.51
------------------------------------------------------------------------------------------------------------------
FLAG INVESTORS--INCOME OPPORTUNITY FUND

A SHARES
January 24, 2007 (e) through
 April 30, 2007               $10.05      0.16       0.23       0.39      (0.09)      --         (0.09)     $10.35

INSTITUTIONAL SHARES
November 30, 2006 (e)
 through April 30, 2007        10.00      0.23       0.27       0.50      (0.13)      --         (0.13)      10.37

(a)Annualized.
(b)Calculated based on average share outstanding during the period.
(c)Not annualized.
(d)Reflects the expense ratio excluding any waivers.
(e)Commencement of operations.
(f)Per share amount does not reflect the actual net realized and unrealized gain\loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
(g)Total return excludes the effect of the applicable sales load.
(h)Less than $0.01 per share.

See Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                           RATIOS/SUPPLEMENTAL DATA
      ------------------------------------------------------------------

                 NET ASSETS  RATIOS TO AVERAGE NET ASSETS (A)
                 AT END OF  ----------------------------------
                   PERIOD        NET                            PORTFOLIO
        TOTAL      (000'S    INVESTMENT     NET       GROSS     TURNOVER
      RETURN (C)  OMITTED)  INCOME (LOSS) EXPENSES EXPENSES (D) RATE (C)
      ---------- ---------- ------------- -------- ------------ ---------
      -------------------------------------------------------------------

       0.86%(g)    $  264       (0.42)%     1.35%     23.79%        7%

       5.23%        2,760        0.07%      1.10%      4.24%        7%
      -------------------------------------------------------------------

       3.91%(g)    $  104        6.22%      1.10%     21.78%       74%

       5.08%        1,050        5.62%      0.85%     10.00%       74%

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007

--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

The Flag Investors--Equity Opportunity Fund and Flag Investors--Income Opportunity Fund (individually, a "Fund" and collectively, the "Funds"), each is a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-seven investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund currently offers two classes of shares: A shares and Institutional shares. A shares commenced operations on January 24, 2007 and Institutional shares commenced operations on November 30, 2006. Flag Investors--Equity Opportunity Fund seeks to achieve long-term growth of capital. Flag Investors--Income Opportunity Fund seeks to provide a high level of current income, and secondarily, total return.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

SECURITY VALUATION-Exchange traded securities and over-the-counter securities are valued using the last sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Debt securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Any short-term investments that mature in sixty days or less may be valued at amortized cost.

The Funds value their investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007

--------------------------------------------------------------------------------

existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. All premium and discount are amortized and accreted in accordance with generally accepted accounting principles. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

RESTRICTED SECURITIES-The Funds may invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by each Fund is included in the Schedule of Investments.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income and net capital gains, for the Flag Investors--Equity Opportunity Fund, if any, are declared and paid at least annually. Distributions to shareholders of net investment income for the Flag Investors--Income Opportunity Fund, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains for the Flag Investors--Income Opportunity Fund, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by a Fund.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Funds will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

INCOME AND EXPENSE ALLOCATION-The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in an equitable manner.

Each Fund's class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class's respective net assets to the total net assets of a Fund.

OFFERING COSTS-Offering costs for each Fund of $46,198 and $46,123 for Flag Investors--Equity Opportunity Fund and Flag Investors Income Opportunity Fund, respectively, consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of each Fund.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007

--------------------------------------------------------------------------------


NEW ACCOUNTING PRONOUNCEMENTS-In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES--AN INTERPRETATION OF FAS 109 ("FIN 48") which is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years no later than June 30, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management of the Funds do not anticipate any material impact to the Funds as a result of the adoption of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of SFAS 157, and has not at this time determined the impact, if any, resulting from the adoption on the Fund's financial statements.

NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISOR-Alex. Brown Investment Management is the investment advisor (the "Advisor") to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee at an annual rate of 0.85% for the first $100 million, 0.75% of the next $400 million, and 0.65% of the remaining of the Flag Investors--Equity Opportunity Fund average daily net assets, and 0.60% for the first $100 million, 0.55% of the next $400 million, and 0.50% of the remaining of the Flag Investors--Income Opportunity Fund average daily net assets

DISTRIBUTION-Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Advisor, Citigroup or its affiliated companies. Each Fund has adopted a distribution plan for A shares of each Fund in accordance with Rule 12b-1 of the 1940 Act. Each Fund pays the Distributor and any other entity as authorized by the Board a fee of 0.25% of the average daily net assets of A shares

For the period ended April 30, 2007, the Distributor did not retain $630 and $0 of the front-end sales charges assessed on the sale of A Shares of the Flag Investors--Equity Opportunity Fund and Flag Investors--Income Opportunity Fund, respectively. The Distributor did not retain any commissions from the contingent deferred sales charges assessed on the Flag Investors--Equity Opportunity A Shares purchased without an initial sales charge and redeemed less than one year after they are purchased. The Distributor did not retain any commissions from the contingent deferred sales charges assessed on the Flag Investors--Income Opportunity A Shares purchased without an initial sales charge and redeemed less than eighteen months after they are purchased.

OTHER SERVICES-Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting, and transfer agency services to the Funds. Certain employees of Citigroup are also officers of the Trust.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007

--------------------------------------------------------------------------------

Officer as well as certain additional compliance support functions to each Fund. FCS has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust. The Principal Executive Officer is an affiliate of the Distributor due to his ownership in the Distributor.

NOTE 4. EXPENSE REIMBURSEMENTS AND FEES WAIVED

During the period, the Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses through November 30, 2007 to limit total annual operating expenses to 1.35% for A Shares and 1.10% for Institutional Shares for each of the Class' average daily net assets of the Flag Investors--Equity Opportunity Fund. During the period, the Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses through November 30, 2007 to limit total annual operating expenses to 1.10% for A Shares and 0.85% for Institutional Shares for each of the Class' average daily net assets of the Flag Investors--Income Opportunity Fund. For the period ended April 30, 2007, fees waived and reimbursed were as follows:

                                                          INVESTMENT
                                             INVESTMENT    ADVISER
                                           ADVISER WAIVED REIMBURSED  TOTAL
                                           -------------- ---------- -------
   Flag Investors--Equity Opportunity Fund     $9,712      $32,496   $42,208
   Flag Investors--Income Opportunity Fund      2,606       40,161    42,767

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the period ended April 30, 2007 were as follows:

                                                  PURCHASES   SALES
                                                  ---------- --------
          Flag Investors--Equity Opportunity Fund $2,867,712 $154,179
          Flag Investors--Income Opportunity Fund  1,463,833  387,936

NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of April 30, 2007, distributable earnings (accumulated losses) on a tax basis were as follows:

                                        UNDISTRIBUTED UNDISTRIBUTED  CAPITAL    UNREALIZED
                                          ORDINARY      LONG-TERM   AND OTHER  APPRECIATION
                                        INCOME (LOSS)  GAIN (LOSS)   LOSSES   (DEPRECIATION)  TOTAL
                                        ------------- ------------- --------- -------------- --------
Flag Investors--Equity Opportunity Fund    $ 9,898         --          --        $138,209    $148,107
Flag Investors--Income Opportunity Fund     23,868         --          --          29,515      53,383

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to non-deductible deferred offering costs.

NOTE 7. OTHER INFORMATION

As of April 30, 2007, shareholders owning more than 10% of the outstanding shares of each class of each Fund are as follows:

                                                              NUMBER OF
                                                              INDIVIDUAL
FUND NAME                                                    SHAREHOLDERS % OF CLASS OWNED
---------                                                    ------------ ----------------
Flag Investors Equity Opportunity Fund--A Shares                  4              94%
Flag Investors Equity Opportunity Fund--Institutional Shares      4              93%
Flag Investors Income Opportunity Fund--A Shares                  1             100%
Flag Investors Income Opportunity Fund--Institutional Shares      1             100%

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
APRIL 30, 2007

--------------------------------------------------------------------------------


INVESTMENT ADVISORY AGREEMENT APPROVAL

At the August 8, 2006 Board meeting, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Funds (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Funds, the Board reviewed materials furnished by the Adviser and the Administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Funds by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Funds; (3) the advisory fee and total expense ratio of the Funds compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee would enable the Funds' investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Funds. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

The Board met with representatives of the Adviser and discussed the Adviser's personnel, operations and financial condition. Specifically, the Board discussed with the Adviser the adequacy of its resources and quality of services provided by the Adviser under the Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.

The Board then reviewed the Adviser's financial stability. The Adviser reviewed its financial statements, noting that it was financially viable. Based on the foregoing, the Board concluded that the Adviser was financially able to provide investment advisory services to the Funds.

The Board then considered information provided by the Adviser regarding its profitability with respect to the Funds. The Adviser then proposed that total fees of the Flag Investors--Equity Opportunity Fund be capped at 1.35% and 1.10% of the average daily assets for A Shares and Institutional Shares respectively, with the Adviser absorbing any costs in excess of these amounts. The Adviser then further proposed that total fees of the Flag Investors--Income Opportunity Fund be capped at 1.10% and 0.85% of the average daily assets for A Shares and Institutional Shares respectively, with the Adviser absorbing any costs in excess of these amounts. The Board concluded that the level of the Adviser's profits attributable to management of the Funds was not excessive in light of the services provided by the Adviser on behalf of the Funds.

The Board did not consider the Funds' performance as the Funds are new and have no performance history. The Board did, however, consider that the Adviser currently serves as sub-adviser to three open-end investment companies.

The Board considered the Adviser's compensation for providing advisory services to the Funds and analyzed comparative information on fees and total expenses of similar mutual funds. The Board also discussed the difference in the advisory fees charged to the Funds and the fees charged to the Adviser's other clients. The Board observed that the Adviser's proposed advisory fees for the Funds were higher than the mean and median advisory fees for their Lipper Inc. peer groups, but noted the

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
APRIL 30, 2007

--------------------------------------------------------------------------------

proposed advisory fee breakpoints and the Adviser's expectation to enter into fee waiver/reimbursement during the first year of operation. The Board also observed that Funds proposed total expenses for Institutional Shares were commensurate with than the mean and median total expenses for its Lipper Inc. peer groups, with proposed total expenses for A Shares being slightly higher that the mean and median total expenses for its Lipper Inc. peer groups. The Board recognized that it was difficult to make comparisons of expense ratios because of the variations in the services that are included in the fees paid by other funds. The Board concluded that the Adviser's advisory fees were fair and reasonable.

The Board then considered whether the Funds would benefit from any economies of scale. The Board considered the anticipated size of the Funds, noting that the proposed breakpoints in investment advisory fees for the Funds were appropriate to share benefits from any economies of scale with the shareholders.

Finally, the Adviser represented that it did not expect to receive any other benefits from its relationship with the Funds. Based on the foregoing, the Board concluded that other benefits to be received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the Advisory Agreement.

Prior to voting, the Board reviewed a memorandum from counsel discussing the legal standards for its consideration of the Advisory Agreement. The Board also discussed the proposed initial approval of the Advisory Agreement. Based upon its review, the Board concluded that the overall arrangements between the Funds and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services to be performed, expenses to be incurred and other such matters as the Board considered relevant in the exercise of is reasonable judgment, and further that the approval of the Advisory Agreement was reasonable, fair and in the best interests of the Funds.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling (888)-767-FLAG (3524) and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30 will be available, without charge and upon request, no later than August 31, 2007, by calling (800) 805-8258 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
APRIL 30, 2007

--------------------------------------------------------------------------------


The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the Fund's inception through April 30, 2007.

ACTUAL EXPENSES-The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES-The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           ENDING      EXPENSES   ANNUALIZED
                                          BEGINNING    ACCOUNT VALUE  PAID DURING  EXPENSE
                                        ACCOUNT VALUE* APRIL 30, 2007   PERIOD*     RATIO*
                                        -------------- -------------- ----------- ----------
FLAG INVESTORS--EQUITY OPPORTUNITY FUND
A SHARES
   Actual Return                          $1,000.00      $1,008.64       $3.57       1.35%
   Hypothetical Return                    $1,000.00      $1,018.10       $6.76       1.35%
INSTITUTIONAL SHARES
   Actual Return                          $1,000.00      $1,052.32       $4.67       1.10%
   Hypothetical Return                    $1,000.00      $1,019.34       $5.51       1.10%
FLAG INVESTORS--INCOME OPPORTUNITY FUND
A SHARES
   Actual Return                          $1,000.00      $1,039.10       $2.95       1.10%
   Hypothetical Return                    $1,000.00      $1,019.34       $5.51       1.10%
INSTITUTIONAL SHARES
   Actual Return                          $1,000.00      $1,050.83       $3.61       0.85%
   Hypothetical Return                    $1,000.00      $1,020.58       $4.26       0.85%

-----------------
* Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period (except for the Fund's actual return information which reflects the 96-day and 151-day periods ended April 30 for A Shares and Institutional Shares, respectively, due to their inception date occurring during the period).

                              INVESTMENT ADVISOR
                       Alex. Brown Investment Management
                                1 South Street
                              Baltimore, MD 21202
                          www.FlagInvestorsFunds.com

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                                 P.O. Box 446
                              Portland, ME 04112
                       (888) 767-FLAG (3524) (toll free)

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                              Portland, ME 04101
                               www.foresides.com

   This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

FOR MORE INFORMATION

                        SEMI-ANNUAL REPORT (UNAUDITED)

                            EQUITY OPPORTUNITY FUND

                            INCOME OPPORTUNITY FUND

                             FLAG INVESTORS FUNDS
                                 P.O. BOX 446
                              PORTLAND, ME 04112
                        888-767-FLAG (3524) (TOLL FREE)

[LOGO] FLAG INVESTORS

                     EXPERIENCE. COMMITMENT. OPPORTUNITY.

                         [LOGO]                FOUNTAINHEAD
                      KING                     SPECIAL VALUE FUND
Semi-Annual Report
APRIL 30, 2007
(UNAUDITED)

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

             A Message to Our Shareholders.....................  1

             Performance Chart & Analysis......................  6

             Schedule of Investments...........................  8

             Statement of Assets and Liabilities............... 10

             Statement of Operations........................... 11

             Statements of Changes in Net Assets............... 12

             Financial Highlights.............................. 13

             Notes to Financial Statements..................... 14

             Additional Information............................ 17

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2007
--------------------------------------------------------------------------------

For the six months ended 4/30/07, the Fountainhead Special Value Fund (the "Fund") (KINGX) turned in a double-digit return, outperforming its benchmark index, the Russell 2500(TM) (13.02% versus 10.17%). The Fund's outperformance was aided by three companies which were acquired during the period, all at significant premiums. For a long-term perspective, the Fund's 1-year, 5-year, and 10-year average annual returns were 11.42%, 12.48%, and 12.61%, respectively, for the period ended 04/30/07. (PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 800-868-9535. AS STATED IN THE CURRENT PROSPECTUS, THE FUND'S ANNUAL OPERATING EXPENSE RATIO (GROSS) FOR THE PREVIOUS FISCAL YEAR WAS 2.25%. HOWEVER, FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEES AND REIMBURSE CERTAIN EXPENSES THROUGH FEBRUARY 28, 2008, TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES TO 1.50%. THE CONTRACTUAL WAIVER MAY BE CHANGED OR ELIMINATED WITH THE CONSENT OF THE BOARD OF TRUSTEES AT ANY TIME. SHARES HELD LESS THAN 180 DAYS WILL BE SUBJECT TO A 1.0% REDEMPTION FEE. RETURNS SHOWN FOR LESS THAN 180 DAYS DO NOT REFLECT THIS FEE.)

Performance for the six-month period ended 4/30/2007 was driven largely by select healthcare stocks and special situations. The top healthcare performers for the period included: Biosite (BSTE), which rose 101%, a cardiovascular diagnostics company which became an acquisition candidate as Beckman Coulter and Inverness Medical entered into a bidding war for the Company; MedImmune
(MEDI), a biotech company which rose 77% after it entered into an agreement to be acquired by AstraZeneca; Express Scripts (ESRX), a pharmaceutical benefit management company, rose 51% after delivering outstanding financial results for two consecutive quarters; Par Pharmaceutical (PRX), a generic pharmaceutical company, appreciated 38% after success with multiple new drug launches and an improving pricing environment; and St. Jude Medical (STJ), a cardiovascular medical device company, rose 25% due to improving demand for pacemakers and defibrillators. In addition, several special situation stocks aided performance. CastlePoint Holdings (CPHL), a New York insurance company, rose 39%. CPHL was a Rule 144A private placement security* that the Fund purchased in September 2006 at $10.00 per share. The Company went public in April 2007 and the initial public offering (IPO) was well received, pushing the stock to $15.25 per share as of 4/30/2007. Sabre Holdings (SABR), an online travel company, rose 29% as it entered into an agreement to be acquired at a healthy premium. Finally, Petrohawk Energy (HK), an oil and gas concern, rose 28% as it continued to deliver solid financial results.

During the course of the six-month period, several of these holdings hit our price targets and were sold. Stocks in this category included Biosite (BSTE), MedImmune (MEDI), and Sabre Holdings (SABR). All of these stocks were eliminated after they became acquisition targets and their prices either met or exceeded our estimation of their private-market value.

The stocks that negatively impacted the Fund's performance over the last year included selected financial stocks. IndyMac Bancorp (NDE), a mortgage origination company, fell 34% over the six-month period ended 4/30/2007. NDE shares declined due to concerns about the overall health of the housing market as well as concerns about the fallout in the subprime mortgage market. We continue to hold the shares as we believe that the worst may soon be behind the Company; NDE should emerge as a stronger competitor and should benefit from the fallout in the mortgage market. Recent insider buying also increases our conviction in the strength of the Company's underlying fundamentals. BankUnited Financial (BKUNA) shares declined 20% over the six-month period. BKUNA shares also suffered from the downturn in the mortgage market as a result of its exposure to this area. We continue to hold BKUNA shares because we like the fundamentals of the bank operations and the stock currently trades at a sharp discount to its private-market value. Finally, First Marblehead (FMD), a student loan marketer, saw its shares fall 19%. The stock came under pressure as a group which included FMD's two largest customers--JPMorgan and Bank of America--entered into an

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FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2007
--------------------------------------------------------------------------------

agreement to acquire Sallie Mae, one of FMD's competitors. However, we continue to like the shares at current levels. FMD should keep its Bank of America and JPMorgan business since the economics of dealing directly with FMD are better than going through the Sallie Mae partnership where fees would be shared. At current levels, we believe that management can unlock shareholder value and/or private equity may become interested in the Company due to its healthy cash flow. Either way, the risk/reward remains very attractive for the security.

Pessimism is defined in Webster's NEW WORLD DICTIONARY as "the tendency to expect misfortune or the worst outcome in any circumstances," and the "practice of looking on the dark side of things." Unfortunately, bad news, sensationalism, and, far too often, pessimism make good copy for the media. If an individual still watches the nightly news on a "major" network, he or she is typically greeted with the downside of the events of the day. There may be five hundred thousand commuters in a city who make it safely to work and home again on any given day, but a lead story will provide the goriest of details about a five-car pileup. In a city of five million people, a gruesome murder of one will dominate the airwaves, and the more well known the victim is, the more copy the unfortunate soul will receive. Whether frivolous or tragic, it seems the media never grow tired of pumping new life into commentary surrounding events in the lives of today's celebrities.

So too, in the world of economics and investing, the bearers of doom and gloom seem to be ever present. There is always a dark curtain that hovers above, ever ready to envelop and drag us into the pit of recession or depression. Although there are undoubtedly exceptions, we do not know of many perpetual pessimists who are successful investors. However, there are many market letter writers, journalists, media talking heads, and others who make a living by ceaselessly beating their drums warning of a dangerous future. Like Chicken Little, they march around with their umbrellas, waiting for the sky to fall. And they are content to counsel all who will listen to invest in Treasury bills, waiting for the day when the skies will clear with a sign from their investment gurus that a world of investment cornucopia awaits them. But when each new piece of good news comes along, or the bad news starts to fade, they just know another cloudburst will soon inundate them. They never seem to lower their black umbrella to see if there really is any sunshine in the world.

It must be a dismal world in which to live if one is a pessimist. Perplexed, the pessimists surely must wonder why so many fail to heed their mostly perpetual cries of impending doom. It must be particularly frustrating for pessimists to look at a basic chart of long-term economic growth. It appears that world economic growth and the trend line for stocks just keep going higher, no matter how bad the news gets. Sure, there are occasionally some large bumps along the way, and sometimes a detour on that economic pathway, but it just seems to keep climbing, oftentimes on a steep, upward grade.

Unfortunately, there are some poor souls who do heed the prophets of doom. At first, propelled by the emotion of greed and enticed by the promise of easy riches, they rush to join the investment parade. Yet at those times when the path of economic growth becomes less visible and its byways pockmarked with holes, fear grips the psyche of many investors. Tormented by the warnings blared by the doomsayers, they scream, "Get me out--at any price!" Emotionally exhausted, they abandon their journey and scurry to safety, eager to join their fellow travelers who take solace in having saved themselves from an economic squall. More courageous investors, chastened by many years of experience and difficult, but successful travel, continue forward. With each new hazard they face, they know that perseverance will reward them with new opportunities on the economic road that lies ahead. As time passes, the group that keeps moving ahead pulls farther and farther away from those seeking comfort in the foothills at the feet of the perennial purveyors of pessimism.

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FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2007
--------------------------------------------------------------------------------


Recent market history provides an interesting picture of the price to be paid by succumbing to the ever-powerful forces of greed and fear, and the opportunity cost of looking at the world as a half-empty glass. It has been five years since the first quarter of 2002. At that time, the worst bear market since the 1970s still had about six months to go. Stocks had been declining for two years. The 9/11 trauma still haunted investors and the daily business news was filled with corporate failures. Enron, WorldCom, Adelphia, and other villains of the corporate world were viewed as symptomatic of corporate greed, excess, and corruption. Corporate profits in 2001 were the weakest in a decade, and the year of 2002 was not much stronger. The concern on the part of the Federal Reserve (the "Fed") was palpable, as it had been cutting interest rates since early 2001. Five years ago, the U.S. equity market, as measured by the S&P 500, registered a nosebleed price-earnings ratio of 45 times earnings. The prospect of war with Iraq loomed large, and the bears roared that the dismal market environment would continue and even worsen.

The effect on investors was understandable. After a record-setting net inflow of $309 billion to equity mutual funds in 2000, net inflows swooned to just $32 billion in 2001, and in 2002 were a negative $27 billion. But not all investors fled. While equity mutual funds ended 2000 with around $4 trillion in assets, at the end of 2002, they still held $2.7 trillion. What happened to the returns for the perhaps fearful, but more optimistic fund holders who realized that in adversity comes opportunity? For the five-year period that ended the first Friday in April, over 4,600 U.S.-based equity mutual funds averaged a compound annual return of 10.7% per year. Even the large growth funds and technology funds that declined the most in the bear market produced a compound annual return of 4.6% and 4.5%, respectively. But the biggest losers were, as they say in Chicago, "Da Bears!" Bear market equity funds declined at a compound annual rate of 9.5% over the five-year period.

Why have stocks done so well over the past five years? After all, the U.S. has been embroiled in a war, the Fed raised rates like clockwork between June 2004 and August 2006, the current-account and budget deficits ballooned, oil prices reached new highs, mutual funds were beset with late-trading scandals, the domestic auto industry slumped as gasoline prices rose, housing has weakened, and Washington has been an arena of gridlock and mud-slinging. A plethora of problems argued against stock prices ascending to new highs for most key equity indices. Without being overly simplistic, the basic answer as to why stocks have moved higher, which they have done since traders first met in Manhattan under the buttonwood tree 215 years ago, is economic growth. Long-term economic growth, more global than ever, is the reason that stocks, historically, have provided very attractive compound annual returns.

Over long periods of economic history, it simply has not paid to be a pessimist. A pessimist may be correct from time to time, but Father Time provides years of plenty far more often than he taketh away. Is it really surprising that this letter was composed on a computer rather than an Underwood typewriter, much less with quill and ink? Do you ride in a horse-drawn buggy or drive in a car? Few university students sitting in Starbucks with their iPods, cell phones, and Wi-Fi notebook computers have ever heard Elvis on an 8-track, and they would chuckle at the thought of their grandparents having listened to Frank Sinatra crooning on a phonograph at 78 rpm. Exaggerated examples, perhaps, but they remind us of the evolutionary, and sometimes revolutionary material progress of mankind. There are still some natives using darts in the upper reaches of the Amazon River, but mankind moves inexorably forward technologically and economically. In recent years, with the fall of the Iron Curtain and the entry of China into the World Trade Organization, billions of new entrants have joined the economic workforce to produce and consume goods and services. The world's economic pie continues to grow. Greater economic activity leads to rising corporate profits, and corporate profits around the world have staged a dramatic recovery over the last several years. Profits and their related cash flows accrue to the benefit of the owners of businesses, namely stockholders.

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FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2007
--------------------------------------------------------------------------------


Despite the nail biting by the Cassandras and their warnings over the past few years about slowing growth, economies around the world have thrived, and U.S. corporate profits have been on a tear. Corporate profits have been growing at double-digit rates for some time. The U.S. Department of Commerce Bureau of Economic Analysis reported that for the fourth quarter of 2006, National Income and Product Accounts (NIPA) pretax corporate profits rose 18.3% compared to the fourth quarter of 2005. For the year 2006, pretax NIPA profits soared 21.4%, compared to 12.5% growth for 2005, and the previous growth peak of 19.1% recorded in 2004.

The current-account and budget deficits, which had so alarmed the pessimists, have begun a positive reversal. Although the U.S. dollar has declined against key currencies, U.S. goods and services have now become more competitive in world markets. The current-account deficit, which had escalated to 6.9% of gross domestic product (GDP), has dropped to 5.8% of GDP and should continue to decline as export growth outpaces imports. With unemployment low, the sizable U.S. work force is generating significant tax revenues for Uncle Sam. The surge in corporate profits is supplying tax dollars to government coffers as well. As a result, the budget deficit, even in the face of lower marginal income and capital gains tax rates, is shrinking rapidly, a fact the media seldom reports.

For every potential calamity that fails to materialize, the pessimists seem to trumpet two new ones. In the latest editions of the daily "PESSIMIST PLANET," there is no shortage of dire news. Now, the housing and subprime market "crisis" is going to throttle growth dramatically. The Federal Reserve (the "Fed") is fearful of inflation, and will not cut interest rates anytime soon. Oil is climbing the price ladder again, and the U.S. Congress is moving toward protectionism. Global warming will devastate the world's ecological balance, with devastating consequences for all humanity and animal life. The list of possible sources of economic disruption is never-ending.

We are not Pollyannas. We have remarked many times that there will always be something about which one can worry in the investment world. We will witness a slowdown in profits. Some industries are mired in their own recessions. We may have a disappointing quarter or two in terms of returns. We could make a long list of potential problems that can slow economic and corporate profits. But history shows that individuals and corporations adapt. They keep clawing, sometimes running, forward. The global growth train may slow down; it might even be sidetracked for a while. But it can be put back on the mainline and accelerate again. The passengers who stay on the train should continue to have a long, profitable journey on the economic railway as it curves through history.

Today, corporate profits are high, growth should continue, albeit at a reduced pace, and the cash hoards of consumers and corporations are huge. We believe, global economic activity will continue to drive corporate profits, which, in turn, will drive stock prices higher over the longer term. The large numbers of mergers and acquisitions occurring today underscore the attractiveness of corporate assets and cash flows as well as the liquidity to finance them. There is some question as to whether or not the Fed will lower interest rates later this year or early in 2008. Regardless of the timing, the Fed stands ready to be accommodative should economic conditions warrant monetary easing. Looking down the road three to five years hence, it is not unrealistic to envision continued global growth, higher profits, and higher stock prices. The future progression will not always be smooth, but perseverance and a focus on our Business Valuation Approach should provide good investment returns.

Capital growth could be achieved by purchasing pieces of a business. We believe there are ample opportunities to grow client wealth over the longer term and we remain cautiously optimistic.

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FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2007
--------------------------------------------------------------------------------


We appreciate your support and loyalty and always welcome any questions.

Sincerely,

/s/ Roger E. King, CFA              /s/ Leah R. Bennett
Roger E. King, CFA                  Leah R. Bennett, CFA
Chairman and President              Senior Vice President
King Investment Advisors, Inc.      King Investment Advisors, Inc.

THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-SIZED COMPANIES INVOLVE GREATER RISK THAN INVESTING IN LARGER, MORE ESTABLISHED COMPANIES SUCH AS INCREASED VOLATILITY OF EARNINGS AND PROSPECTS, HIGHER FAILURE RATES, AND LIMITED MARKETS, PRODUCT LINES OR FINANCIAL RESOURCES. IN ADDITION, THE FUND'S PORTFOLIO MAY BE OVERWEIGHT IN AN INDUSTRY SECTOR IN WHICH ANY NEGATIVE DEVELOPMENT AFFECTING THAT SECTOR WILL HAVE A GREATER IMPACT ON THE FUND'S PERFORMANCE.

THE RUSSELL 2500 INDEX MEASURES THE PERFORMANCE OF THE 2,500 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 16% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. ONE CANNOT INVEST DIRECTLY IN AN INDEX. PRIVATE-MARKET VALUE IS THE VALUE OF A COMPANY IF EACH OF ITS PARTS WERE INDEPENDENT, PUBLICLY TRADED ENTITIES.

* TO AVOID THE PROVISIONS OF SARBANES-OXLEY, A NUMBER OF COMPANIES ARE NOW RAISING FUNDS THROUGH PRIVATE PLACEMENTS, PARTICULARLY RULE 144A TRANSACTIONS. THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") ADOPTED RULE 144A TO ESTABLISH UPDATED RULES COVERING THE BUYING AND SELLING OF RESTRICTED SECURITIES. RULE 144A IS INTENDED TO ENHANCE THE LIQUIDITY AND EFFICIENCY OF THE PRIVATE PLACEMENT MARKET BY GIVING MORE FREEDOM TO INSTITUTIONAL INVESTORS TO TRADE RESTRICTED SECURITIES. RULE 144A ALLOWS AN INVESTOR TO SELL RESTRICTED STOCK IMMEDIATELY, AS LONG AS THE BUYER IS A QUALIFIED INSTITUTIONAL INVESTOR
(QIB), A UNIVERSE OF SUBSTANTIAL SIZE. THE MARKET FOR RULE 144A STOCKS HAS GROWN AND MATURED TO A POINT THAT REASONABLE LIQUIDITY EXISTS. OF COURSE, SIMILAR TO A PUBLICLY REGISTERED EQUITY, THE PRICE OF A RULE 144A STOCK WILL FLUCTUATE GIVEN THE MARKET'S SUPPLY AND DEMAND FOR THE INVESTMENT.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGERS AS OF APRIL 30, 2007, AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST THE SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
APRIL 30, 2007
--------------------------------------------------------------------------------

                                           AVERAGE ANNUAL TOTAL RETURN

                                           ONE YEAR  FIVE YEAR 10 YEAR
                                           --------  --------- -------
           Fountainhead Special Value Fund  11.42%    12.48%   12.61%
           Russell 2500 Index               10.63%    12.77%   12.17%

                         [CHART]

              Fountainhead
              Special Value  Russell 2500
                  Fund          Index
              -------------  ------------
  4/30/1997       9,860         9,788
  5/31/1997      10,870        10,689
  6/30/1997      11,560        11,125
  7/31/1997      11,990        11,777
  8/31/1997      11,860        11,941
  9/30/1997      12,950        12,722
 10/31/1997      13,370        12,151
 11/30/1997      13,070        12,205
 12/31/1997      13,665        12,436
  1/31/1998      13,432        12,246
  2/28/1998      14,756        13,135
  3/31/1998      15,909        13,711
  4/30/1998      16,475        13,763
  5/31/1998      15,757        13,124
  6/30/1998      16,232        13,140
  7/31/1998      15,423        12,237
  8/31/1998      11,977         9,929
  9/30/1998      12,230        10,634
 10/31/1998      12,745        11,215
 11/30/1998      12,482        11,771
 12/31/1998      13,180        12,484
  1/31/1999      13,968        12,462
  2/28/1999      14,241        11,643
  3/31/1999      15,353        11,893
  4/30/1999      16,535        12,956
  5/31/1999      17,384        13,158
  6/30/1999      18,668        13,842
  7/31/1999      19,011        13,570
  8/31/1999      18,931        13,146
  9/30/1999      20,214        12,950
 10/31/1999      23,105        13,234
 11/30/1999      26,380        13,981
 12/31/1999      30,753        15,498
  1/31/2000      29,423        15,141
  2/29/2000      30,879        17,328
  3/31/2000      30,376        17,063
  4/30/2000      27,548        16,145
  5/31/2000      25,369        15,371
  6/30/2000      27,485        16,380
  7/31/2000      26,060        15,963
  8/31/2000      27,893        17,338
  9/30/2000      26,615        16,774
 10/31/2000      28,501        16,313
 11/30/2000      24,217        14,878
 12/31/2000      25,921        16,159
  1/31/2001      30,564        16,690
  2/28/2001      27,661        15,615
  3/31/2001      25,269        14,759
  4/30/2001      26,586        16,062
  5/31/2001      27,661        16,545
  6/30/2001      27,891        16,780
  7/31/2001      27,175        16,180
  8/31/2001      24,822        15,650
  9/30/2001      21,088        13,625
 10/31/2001      21,267        14,329
 11/30/2001      22,520        15,488
 12/31/2001      23,850        16,356
  1/31/2002      20,461        16,153
  2/28/2002      18,313        15,870
  3/31/2002      19,310        16,968
  4/30/2002      17,967        16,924
  5/31/2002      17,469        16,429
  6/30/2002      15,269        15,503
  7/31/2002      13,466        13,653
  8/31/2002      13,901        13,694
  9/30/2002      12,967        12,609
 10/31/2002      13,466        13,020
 11/30/2002      13,709        14,083
 12/31/2002      13,338        13,446
  1/31/2003      13,121        13,088
  2/28/2003      12,954        12,774
  3/31/2003      13,108        12,896
  4/30/2003      14,451        14,045
  5/31/2003      16,011        15,426
  6/30/2003      16,867        15,721
  7/31/2003      17,903        16,566
  8/31/2003      17,980        17,332
  9/30/2003      18,428        17,097
 10/31/2003      19,400        18,448
 11/30/2003      20,218        19,142
 12/31/2003      21,394        19,565
  1/31/2004      22,136        20,278
  2/29/2004      22,724        20,592
  3/31/2004      23,351        20,716
  4/30/2004      22,891        19,721
  5/31/2004      22,878        20,123
  6/30/2004      22,162        20,785
  7/31/2004      21,740        19,576
  8/31/2004      22,136        19,526
  9/30/2004      22,699        20,262
 10/31/2004      22,405        20,724
 11/30/2004      23,735        22,272
 12/31/2004      24,758        23,144
  1/31/2005      23,990        22,366
  2/28/2005      23,760        22,872
  3/31/2005      23,671        22,417
  4/30/2005      22,724        21,409
  5/31/2005      23,568        22,704
  6/30/2005      25,256        23,431
  7/31/2005      25,806        24,815
  8/31/2005      25,755        24,445
  9/30/2005      25,857        24,576
 10/31/2005      25,205        23,813
 11/30/2005      26,753        24,963
 12/31/2005      27,673        25,020
  1/31/2006      28,198        26,790
  2/28/2006      27,533        26,768
  3/31/2006      28,236        27,808
  4/30/2006      29,029        27,906
  5/31/2006      27,315        26,588
  6/30/2006      27,057        26,601
  7/31/2006      26,288        25,764
  8/31/2006      26,634        26,417
  9/30/2006      27,351        26,739
 10/31/2006      28,619        28,024
 11/30/2006      29,169        28,938
 12/31/2006      30,079        29,065
  1/31/2007      31,026        29,849
  2/28/2007      29,976        29,807
  3/31/2007      30,757        30,097
  4/30/2007      32,345        30,873

THE ABOVE CHART REFLECTS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT, INCLUDING REINVESTED DIVIDENDS AND DISTRIBUTIONS, IN FOUNTAINHEAD SPECIAL VALUE FUND (THE "FUND"), COMPARED WITH BROAD-BASED SECURITIES MARKET INDICES, SINCE THE FUND'S INCEPTION. THE RUSSELL 2500 INDEX MEASURES THE PERFOMANCE OF THE 2,500 SMALLEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH REPRESENTS APPROXIMATELY 16% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. THE TOTAL RETURN OF THE FUND INCLUDES OPERATING EXPENSES THAT REDUCE RETURNS, WHILE THE TOTAL RETURN OF THE INDEX SHOWN DOES NOT INCLUDE EXPENSES. THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND NOT AVAILABLE FOR INVESTMENT.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE PLEASE CALL (800) 868-9535. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S ANNUAL OPERATING EXPENSE RATIO (GROSS) FOR THE PREVIOUS FISCAL YEAR WAS 2.25%. HOWEVER, THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEES AND/OR REIMBURSE CERTAIN EXPENSES THROUGH FEBRUARY 28, 2008, TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES TO 1.50%. DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR EXPENSES REIMBURSED; OTHERWISE, RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
APRIL 30, 2007
--------------------------------------------------------------------------------


PRIOR TO SEPTEMBER 17, 2001, THE FUND WAS A SERIES OF AMERIPRIME FUNDS (ANOTHER MUTUAL FUND). THE AMERIPRIME SERIES MAINTAINED SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES AND INVESTMENT POLICIES TO THAT OF THE FUND. AMERIPRIME SERIES WAS MANAGED BY THE ADVISER. THE FUND'S PERFORMANCE FOR THE PERIODS BEFORE
SEPTEMBER 17, 2001, IS THAT OF THE AMERIPRIME SERIES AND REFLECTS THE EXPENSES OF THE AMERIPRIME SERIES. THE ESTIMATED NET EXPENSES OF THE AMERIPRIME WERE EQUAL TO OR LESS THAN THE NET EXPENSES OF THE FUND. AS A RESULT OF HIGHER NET EXPENSES, PERFORMANCE RESULTS MAY BE LOWER.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2007
--------------------------------------------------------------------------------

                                 SECURITY
              SHARES            DESCRIPTION               VALUE
              ------ --------------------------------- -----------
              COMMON STOCK - 88.5%
              ADVERTISING - 3.3%
              12,000 Getty Images, Inc. (a)            $   624,000
                                                       -----------
              BROKERAGE FIRM - 0.8%
              10,000 FBR Capital Markets Corp. (a)(b)      152,500
                                                       -----------
              BUILDING MATERIALS - 3.2%
              13,200 USG Corp. (a)                         609,180
                                                       -----------
              DIVERSIFIED FINANCIAL SERVICES - 6.4%
              18,600 CompuCredit Corp. (a)                 672,576
              95,700 Friedman, Billings, Ramsey Group,
                      Class A                              531,135
                                                       -----------
                                                         1,203,711
                                                       -----------
              DRUGS/PHARMACEUTICAL PREPARATIONS - 9.1%
              63,000 Par Pharmaceutical Cos., Inc. (a)   1,696,590
                                                       -----------
              ENERGY - 11.4%
              24,000 CNX Gas Corp. (a)                     673,440
              54,000 Petrohawk Energy Corp. (a)            780,300
              32,000 Rosetta Resources, Inc. (a)           688,320
                                                       -----------
                                                         2,142,060
                                                       -----------
              HEALTH CARE SERVICES - 4.6%
               9,000 Express Scripts, Inc. (a)             859,950
                                                       -----------
              INSURANCE CARRIERS - 6.2%
              46,300 CastlePoint Holdings, Ltd.            706,075
               5,000 First Mercury Financial Corp. (a)     103,500
              11,700 Tower Group, Inc.                     359,073
                                                       -----------
                                                         1,168,648
                                                       -----------
              MANUFACTURING - 3.1%
               8,000 Teleflex, Inc.                        574,640
                                                       -----------
              MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.0%
              13,000 Hologic, Inc. (a)                     748,150
                                                       -----------
              MEDICAL PRODUCTS - 17.6%
              49,700 Nektar Therapeutics (a)               614,789
              37,200 St. Jude Medical, Inc. (a)            937,068
              16,500 Syneron Medical, Ltd. (a)             706,035
              44,000 Wright Medical Group, Inc. (a)      1,039,280
                                                       -----------
                                                         3,297,172
                                                       -----------

                                  SECURITY
             SHARES              DESCRIPTION                VALUE
            --------- ---------------------------------- -----------
            NONDEPOSITORY CREDIT INSTITUTIONS - 15.7%
                5,200 BankUnited Financial Corp.         $   112,580
                3,000 Capital One Financial Corp.            222,780
               23,000 Countrywide Financial Corp.            852,840
               22,600 IndyMac Bancorp, Inc.                  683,424
               17,700 The First Marblehead Corp.             641,625
               21,000 Texas Capital Bancshares, Inc. (a)     426,510
                                                         -----------
                                                           2,939,759
                                                         -----------
            RETAIL - 3.1%
               32,800 Circuit City Stores, Inc.              572,360
                                                         -----------
            TOTAL COMMON STOCK
             (Cost $14,713,008)                           16,588,720
                                                         -----------
            SHORT-TERM INVESTMENT - 12.8%
            MONEY MARKET DEPOSIT ACCOUNT - 12.8%
            2,410,432 Citibank Money Market
                       Deposit Account, 4.92%
                       (Cost $2,410,432)                   2,410,432
                                                         -----------
            TOTAL INVESTMENTS IN SECURITIES - 101.3%
             (Cost $17,123,440)*                         $18,999,152
            Other Assets & Liabilities, Net - (1.3)%       (252,240)
                                                         -----------
            NET ASSETS - 100.0%                          $18,746,912
                                                         ===========

-----------------------------------------
(a)Non-income producing security.
(b)Security exempt from registration under Rule 144A under the Securities Act of 1933. At the end of the period, the value of these securities amounted to $152,500 or 0.8% of net assets.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2007
--------------------------------------------------------------------------------

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $2,652,970
             Gross Unrealized Depreciation                (777,258)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $1,875,712
                                                        ==========

             PORTFOLIO HOLDINGS
             % OF TOTAL INVESTMENTS

             Advertising                                       3.3%
             Brokerage Firm                                    0.8%
             Building Materials                                3.2%
             Diversified Financial Services                    6.3%
             Drugs/Pharmaceutical Preparations                 8.9%
             Energy                                           11.3%
             Health Care Services                              4.5%
             Insurance Carriers                                6.2%
             Manufacturing                                     3.0%
             Measuring, Analyzing & Controlling Instruments;
              Photographic, Medical & Optical Goods            3.9%
             Medical Products                                 17.4%
             Nondepository Credit Institutions                15.5%
             Retail                                            3.0%
             Short-Term Investments                           12.7%
                                                             ------
                                                             100.0%
                                                             ======

See Notes to Financial Statements.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007
--------------------------------------------------------------------------------

ASSETS
   Total investments, at value (Cost $17,123,440)                                                    $18,999,152

   Receivables:
    Fund shares sold                                                                                          35
    Interest and dividends                                                                                 2,279
   Prepaid expenses                                                                                        8,440
                                                                                                     -----------

Total Assets                                                                                          19,009,906
                                                                                                     -----------

LIABILITIES
   Payables:
    Investment securities purchased                                                                      218,299

   Accrued liabilities:
    Investment advisory fees                                                                               3,018
    Compliance services fees                                                                               2,147
    Other expenses                                                                                        39,530
                                                                                                     -----------

Total Liabilities                                                                                        262,994
                                                                                                     -----------

NET ASSETS                                                                                           $18,746,912
                                                                                                     ===========

COMPONENTS OF NET ASSETS
   Paid-in capital                                                                                   $14,479,877
   Undistributed (distributions in excess of) net investment income                                      (82,945)
   Accumulated net realized gain (loss) on investments                                                 2,474,268
   Unrealized appreciation (depreciation) on investments                                               1,875,712
                                                                                                     -----------

NET ASSETS                                                                                           $18,746,912
                                                                                                     ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Based on net assets of $18,746,912 and 742,113 shares outstanding (unlimited shares authorized)   $     25.26
                                                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $    3,744
   Dividend income                                                           45,316
                                                                         ----------
Total Investment Income                                                      49,060
                                                                         ----------

EXPENSES
   Investment adviser fees                                                   79,202
   Administrator fees                                                        20,337
   Transfer agency fees                                                      18,467
   Custodian fees                                                             3,665
   Accountant fees                                                           20,064
   Registration fees                                                          7,828
   Audit fees                                                                13,908
   Legal fees                                                                 9,452
   Trustees' fees and expenses                                                  405
   Compliance services fees                                                  12,905
   Miscellaneous expenses                                                    11,009
                                                                         ----------

Total Expenses                                                              197,242
   Fees waived                                                              (65,237)
                                                                         ----------
Net Expenses                                                                132,005
                                                                         ----------

NET INVESTMENT INCOME (LOSS)                                                (82,945)
                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on investments                                2,629,971
   Net change in unrealized appreciation (depreciation) on investments     (366,250)
                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                   2,263,721
                                                                         ----------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $2,180,776
                                                                         ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED    YEAR ENDED
                                                                           APRIL 30, 2007  OCTOBER 31, 2006
                                                                          ---------------- ----------------
OPERATIONS
   Net investment income (loss)                                             $   (82,945)     $  (143,934)
   Net realized gain (loss) on investments                                    2,629,971        2,156,843
   Net change in unrealized appreciation (depreciation)                        (366,250)         161,396
                                                                            -----------      -----------
Increase (Decrease) in Net Assets from Operations                             2,180,776        2,174,305
                                                                            -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                              -          (22,081)
                                                                            -----------      -----------

CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                             2,538,069        1,691,480
   Reinvestment of distributions                                                      -           20,259
   Redemption of shares                                                      (2,900,300)      (3,582,651)
   Redemption fees                                                                  106            1,592
                                                                            -----------      -----------
Increase (Decrease) from Capital Share Transactions                            (362,125)      (1,869,320)
                                                                            -----------      -----------

Increase (Decrease) in Net Assets                                             1,818,651          282,904

NET ASSETS
   Beginning of period                                                       16,928,261       16,645,357
                                                                            -----------      -----------
   End of period (a)                                                        $18,746,912      $16,928,261
                                                                            ===========      ===========

SHARE TRANSACTIONS
   Sale of shares                                                               107,771           78,073
   Reinvestment of distributions                                                      -              959
   Redemption of shares                                                        (123,008)        (166,310)
                                                                            -----------      -----------
Increase (Decrease) in Shares                                                   (15,237)         (87,278)
                                                                            ===========      ===========

(a) Accumulated undistributed (distributions in excess of) net investment
  income                                                                    $   (82,945)     $         -
                                                                            ===========      ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                                                                                YEAR ENDED OCTOBER 31,
                                                SIX MONTHS ENDED ---------------------------------------------------
                                                 APRIL 30, 2007     2006        2005      2004       2003      2002
                                                ---------------- -------     -------    -------   -------    -------

NET ASSET VALUE, BEGINNING OF PERIOD                $ 22.35      $ 19.71     $ 17.52    $ 15.17   $ 10.53    $ 16.63
                                                    -------      -------     -------    -------   -------    -------

INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.11)(a)    (0.18)(a)    0.03(a)   (0.13)    (0.01)     (0.17)
   Net realized and unrealized gain (loss) on
    investments                                        3.02         2.82        2.15       2.47      4.65      (5.93)
                                                    -------      -------     -------    -------   -------    -------

Total from Investment Operations                       2.91         2.64        2.18       2.34      4.64      (6.10)
                                                    -------      -------     -------    -------   -------    -------

REDEMPTION FEE (a)                                     -   (b)      -   (b)     0.01       0.01      -   (b)     -
                                                    -------      -------     -------    -------   -------    -------

NET ASSET VALUE, END OF PERIOD                      $ 25.26      $ 22.35     $ 19.71    $ 17.52   $ 15.17    $ 10.53
                                                    =======      =======     =======    =======   =======    =======

TOTAL RETURN (c)                                      13.02%       13.54%      12.50%     15.49%    44.06%    (36.68)%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)         $18,747      $18,162     $16,645    $16,121   $15,178    $ 9,635

Ratios to Average Net Assets: (d)
   Net expenses                                        1.50%        1.50%       1.50%      1.50%     1.50%      1.50%
   Gross expenses (e)                                  2.24%        2.25%       2.19%      1.91%     2.45%      2.20%
   Net investment income (loss)                       (0.94)%      (0.83)%      0.13%     (0.56)%   (0.20)%    (0.99)%

PORTFOLIO TURNOVER RATE (c)                              46%          95%         95%       133%      116%       219%

-----------------------------------------
(a)Calculated based on average shares outstanding during the period.
(b)Amount rounds to less than $0.01 per share.
(c)Not annualized.
(d)Annualized.
(e)Reflects the expense ratio excluding any fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

The Fountainhead Special Value Fund (the "Fund") is a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-seven investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund seeks long-term capital growth through primarily investing in the common stocks of small and medium size companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund.

SECURITY VALUATION - Exchange traded securities and over-the-counter securities are valued using the last sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Any short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND
LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

RESTRICTED SECURITIES - The Fund may invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007
--------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

INCOME AND EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in an equitable manner.

REDEMPTION FEES - A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

NEW ACCOUNTING PRONOUNCEMENTS - In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FAS 109 ("FIN 48") which is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years no later than June 30, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management of the Fund does not anticipate any material impact to the Fund as a result of the adoption of Fin 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007, and for interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of SFAS 157, and has not at this time determined the impact, if any, resulting from the adoption on the Fund's financial statements.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - King Investment Advisors, Inc. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets.

DISTRIBUTION - Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007
--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS - Citigroup Fund Services, LLC ("Citigroup") provides administration, portfolio accounting and transfer agency services to the Fund. Certain employees of Citigroup are also officers of the Trust.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering Officer as well as certain additional compliance support functions to the Fund. FCS has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust. The Principal Executive Officer is an affiliate of the Distributor due to his ownership in the Distributor.

NOTE 4. EXPENSE REIMBURSEMENTS AND FEES WAIVED

During the period, the Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through February 28, 2008, to limit total annual operating expenses to 1.50%. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary waivers and reimbursements may be reduced or eliminated at any time. For the period ended April 30, 2007 fees waived and reimbursed were as follows:

             INVESTMENT ADVISER               TOTAL FEES WAIVED AND
                FEES WAIVED     OTHER WAIVERS  EXPENSES REIMBURSED
             ------------------ ------------- ---------------------
                  $64,806           $431             $65,237

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, were $7,955,030 and $10,173,721, respectively, for the period ended April 30, 2007.

NOTE 6. FEDERAL TAX INFORMATION AND INVESTMENT TRANSACTIONS

As of October 31, 2006, distributable earnings (accumulated losses) on a tax basis were as follows:

                      Capital and Other Losses $ (120,363)
                      Unrealized Appreciation   2,206,622
                                               ----------
                      Total                    $2,086,259

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to capital loss carryovers and wash sale loss deferrals.

As of October 31, 2006, the Fund has a capital loss carryover of $120,363 expiring in October 2010 that is available to offset future capital gains.

NOTE 7. OTHER INFORMATION

On April 30, 2007, one shareholder held approximately 15% of the outstanding shares of the Fund. This shareholder is an omnibus account, which is held on behalf of several individual shareholders.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2007
--------------------------------------------------------------------------------

At the December 15, 2006 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and the Administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser and its affiliates with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Funds' investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Funds. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

The Board met with representatives of the Adviser and discussed the Adviser's personnel, operations and financial condition. Specifically, the Board discussed with the Adviser the adequacy of its resources and quality of services provided by the Adviser under the Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Adviser. The Board reviewed the Adviser's summary of its financial condition, noting the Adviser's representation that the firm is financially stable.

The Board then considered information provided by the Adviser regarding its costs of services and profitability with respect to the Fund. The Board considered the Adviser's allocation of resources devoted to the Fund. The Board also considered that the Adviser continues to waive certain advisory fees and, as necessary, reimburse Fund expenses. The Board concluded that the level of the Adviser's profits attributable to management of the Fund was not excessive in light of the services provided by the Adviser on behalf of the Fund.

The Adviser also discussed its approach to managing the Fund as well as the Fund's performance. The Adviser represented that it would continue to provide high quality portfolio management services to the Fund so long as it serves as Adviser to the Fund. The Board considered the Fund's performance over a 5-year period. The Board noted while the Fund underperformed against its Lipper peer group for the 1- and 5-year periods, the Fund outperformed its Lipper peer group during the 3-month period. The Board noted the Adviser's investment approach remains consistent, and, in the Adviser's opinion, that this approach will benefit from recent positive developments in the market. The Board noted that the Fund's performance would be taken into consideration in its evaluation of the overall arrangements between the Fund and the Adviser.

The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees, expenses, and performance of similar mutual funds. In this regard, the Board noted that while the Adviser's contractual advisory fee was higher than the mean and median advisory fee for its Lipper Inc. peer group, the Adviser's advisory fee, after waivers, was below the mean and median advisory fee for its Lipper Inc. peer group. The Board also considered the Fund's total expense ratio, noting the Adviser's intent to continue to waive a portion of its fee through February 28, 2008 in order to maintain the Fund's total annual operating expenses at 1.50% of the Fund's average daily net assets. The Board recognized that it was difficult to compare expense ratios because of variations in the services provided by the Adviser that are included in the fees paid by other funds. Based on the foregoing, the Board concluded that the Adviser's advisory fee charged to the Fund was reasonable.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2007
--------------------------------------------------------------------------------


The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the size of the Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time. The Board considered that the Adviser might benefit from soft dollar arrangements whereby it receives brokerage and research services from certain brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund. The Board noted that the Adviser has represented to them that all of its soft dollar arrangements will be consistent with applicable legal requirements including the achievement of best execution.

Prior to voting, the Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the continuance of the Advisory Agreement. Based upon its review, the Board concluded that the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable judgment.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 868-9535 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the six-month period ended April 30, 2007, will be available, without charge and upon request, by calling (800) 868-9535 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2007
--------------------------------------------------------------------------------


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                        BEGINNING         ENDING      EXPENSES
                      ACCOUNT VALUE   ACCOUNT VALUE  PAID DURING   ANNUALIZED
                     NOVEMBER 1, 2006 APRIL 30, 2007   PERIOD*   EXPENSE RATIO*
                     ---------------- -------------- ----------- --------------
 Actual Return          $1,000.00       $1,130.21       $7.92         1.50%
 Hypothetical Return    $1,000.00       $1,017.36       $7.50         1.50%

-----------------------------------------
* Expenses are equal to the Funds' annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

                 [LOGO] KING  King Investment Advisors, Inc.
                              c/o Citigroup Fund Services, LLC
                              P.O. Box 446
                              Portland, Maine 04112
                              (800) 868-9535

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                                 P.O. Box 446
                             Portland, Maine 04112

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                              Two Portland Square
                                   1st floor
                             Portland, Maine 04101
                               www.foresides.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of report to shareholder under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Forum Funds

By   /s/ Simon D. Collier
     --------------------------------
     Simon D. Collier,
     President & Principal Executive Officer

Date June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Simon D. Collier
     --------------------------------
     Simon D. Collier,
     President & Principal Executive Officer

Date June 28, 2007

By   /s/ Trudance L.C. Bakke
     --------------------------------
     Trudance L.C. Bakke,
     Treasurer & Principal Financial Officer

Date June 28, 2007